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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number             811-08228

Timothy Plan

(Exact name of registrant as specified in charter)

1304 W. Fairbanks Ave. Winter Park, FL     32789

(Address of principal executive offices)         (Zip code)

Arthur Ally

(Name and address of agent for service)

Registrant’s telephone number, including area code:            (407) 644-1986

Date of fiscal year end:            12/31

Date of reporting period:            06/30/2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.    REPORT TO STOCKHOLDERS

[LOGO OF THE TIMOTHY PLAN]

Semi-

Annual Report

                        June 30, 2003

Timothy Plan

Small Cap Value Fund

Timothy Plan

Large/Mid-Cap Value Fund

Timothy Plan

Fixed Income Fund

Timothy Plan

Aggressive Growth Fund

Timothy Plan

Large/Mid-Cap Growth Fund

Timothy Plan

Strategic Growth Fund

Timothy Plan

Conservative Growth Fund

Timothy Plan

Money Market Fund

LETTER FROM THE PRESIDENT

June 30, 2003

ARTHUR D. ALLY

Dear Timothy Plan Shareholder:

Stock market history clearly demonstrates that stock prices tend to move in both directions—up and down—over time. In the 1990’s, investors became erroneously convinced that “things were different now” and the consensus seemed to be that, henceforth, prices were only going to go up. Well, the latter part of 1999 through the first quarter of 2003 exposed the fallacy of that theory and replaced it with the reverse “things are different now” and, henceforth, prices are only gong to go down. For a while there, it appeared that they might have a valid point.

I am pleased to report, however, that overall market performance in the second quarter of 2003 demonstrated the error of that theory. While there can be no guarantee of investment success in the capital markets, our experience has shown that patient investors, the ones that stay the course as opposed to trying to out-guess the market, generally have fared very well over complete market cycles.

I would also like to remind you that it is not so much a stock market as it is a market of stocks. That is why we put so much time and effort into selecting and retaining firms that we believe to be top-tier sub-advisors to manage our various funds. Each of our sub-advisors has demonstrated, through their long-term performance histories, that they know what they are doing. Of course, performance, both actual and relative, will fluctuate but we have the utmost confidence in each and every one of our money managers.

Although earning competitive returns is a valid objective of every shareholder of every mutual fund, Timothy Plan shareholders have another (hopefully) more compelling concern and objective—investing the resources our Lord has entrusted into their care in a morally responsible manner. The question has always been, “Can you do both?” While there is no precise answer to that question, each of our sub-advisors will unequivocally state that there is little or no penalty for applying our moral screens to their investment selection process.

In closing, I believe you will be pleased with the increased market value reflected on your June 30, 2003 quarterly statement. As indicated above, no one can guarantee investment performance but it is our belief that we are now in the early stages of a very nice market recovery. Thanks for your faithfulness.

Sincerely,

/s/ Arthur D. Ally

Arthur D. Ally, President

SCHEDULE OF INVESTMENTS

As of June 30, 2003

COMMON STOCKS—93.11%

number of shares		market value
	APPLICATION SOFTWARE—2.61%
30,000	BARRA, Inc. *	$1,071,000

	BALL & ROLLER BEARINGS—2.92%
57,600	Kaydon Corp.	$1,198,080

	CANNED, FROZEN & PRESERVED FRUIT, VEGETABLES & FOOD SPECIALTIES—3.00%
41,000	Corn Products International, Inc.	$1,231,230

	CONSUMER CREDIT REPORTING, COLLECTION AGENCIES—3.88%
88,900	NCO Group, Inc. *	$1,592,199

	ELECTRIC & OTHER SERVICES COMBINED—3.85%
59,500	ALLETE, Inc.	$1,579,725

	HEALTH CARE SOFTWARE—2.65%
60,000	Covance Inc. *	$1,086,000

	HEALTH CARE SUPPLIES—1.27%
30,000	Sola International Inc. *	$522,000

	INDUSTRIAL INSTRUMENTS FOR MEASUREMENT, DISPLAY, AND CONTROL—3.03%
55,500	Cognex Corp. *	$1,240,425

	MISCELLANEOUS ELECTRICAL MACHINERY, EQUIPMENT & SUPPLIES—3.38%
107,000	Rayovac Corp. *	$1,385,650

	MISCELLANEOUS PLASTIC PRODUCTS—3.72%
72,000	Spartech Corp.	$1,527,120

	PHARMACEUTICAL PREPARATIONS—2.05%
30,200	K-V Pharmaceutical Co.—Class A *	$839,560

	PHOTOGRAPHIC EQUIPMENT & SUPPLIES—2.16%
124,800	Concord Camera Corp. *	$884,832

	PUBLISHING—3.90%
45,000	Interactive Data Corporation *	760,500
32,000	John Wiley & Sons, Inc.	838,400

		$1,598,900

	RETAIL—EATING PLACES—4.22%
70,000	Ruby Tuesday, Inc.	$1,731,100

	RETAIL—FAMILY CLOTHING STORES—3.71%
64,700	Stage Stores, Inc. *	$1,520,450

The accompanying notes are an integral part of these financial statements.

Timothy Plan Small-Cap Value Fund [3]

SCHEDULE OF INVESTMENTS

As of December 31, 2002

COMMON STOCKS—93.11% (cont.)

		market value
	SERVICES—BUSINESS SERVICES—11.39%
75,000	Sourcecorp, Inc. *	$1,620,000
53,000	Startek, Inc. *	1,393,900
74,000	Viad Corp.	1,656,860

		4,670,760

	SERVICES—COMPUTER INTEGRATED SYSTEMS DESIGN—3.71%
85,500	Henry Jack & Associates, Inc.	$1,521,045

	SERVICES—DATA PROCESSING—3.87%
30,000	The BISYS Group, Inc.	551,100
61,000	Ceridian Corporation *	$1,035,170

		$1,586,270

	SERVICES—DIVERSIFIED/COMMERCIAL—3.27%
92,000	The Brink’s Company	$1,340,440

	SERVICES—MISCELLANEOUS HEALTH & ALLIED SERVICES—1.88%
120,000	Hooper Holmes, Inc.	$772,800

	SPECIAL INDUSTRY MACHINERY—2.98%
199,500	Axcelis Technologies, Inc. *	$1,220,940

	SPECIALTY STORES—7.50%
17,000	Group 1 Automotive, Inc. *	550,970
51,500	Sonic Automotive, Inc.	1,128,365
64,000	United Auto Group, Inc. *	1,393,920

		$3,073,255

	STATE COMMERCIAL BANKS—3.49%
42,000	North Fork Bancorp, Inc.	$1,430,520

	TECHNOLOGY DISTRIBUTION—1.82%
28,000	Tech Data Corporation *	$747,880

	TELEPHONE & TELEGRAPH APPARATUS—4.49%
85,000	Plantronics, Inc. *	$1,841,950

	THRIFTS & MORTGAGE FINANCE—2.36%
36,000	The PMI Group, Inc.	$966,240

	Total Common Stocks (cost $34,879,716)	38,180,371

The accompanying notes are an integral part of these financial statements.

Timothy Plan Small-Cap Value Fund [4]

SCHEDULE OF INVESTMENTS

As of December 31, 2002

SHORT TERM INVESTMENTS—5.39%

number of shares		market value
461,042	Federated Cash Trust Series II Treasury Fund	$461,042
1,750,000	First American Treasury Obligation Fund, Class S	1,750,000

	Total Short Term Investments (cost $2,211,042)	2,211,042

	TOTAL INVESTMENTS—98.50% (identified cost $37,090,758)	40,391,413

	OTHER ASSETS AND LIABILITIES—1.50%	613,719

	NET ASSETS—100.00%	$41,005,132

*	Non-income producing securities

The accompanying notes are an integral part of these financial statements.

Timothy Plan Small-Cap Value Fund [5]

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2003

ASSETS

amount
Investments in Securities at Value (identified cost $37,090,758) [NOTE 1]	$40,391,413
Cash	15,729
Receivables:
Interest	975
Dividends	18,710
Investments Sold	882,947
Fund Shares Sold	110,125
Prepaid Expense and Other Receivables	14,372
Fund Share Commissions Receivable From Advisor	6,715

Total Assets	$41,440,986

LIABILITIES
amount
Accrued Advisory Fees	28,501
Accrued 12b-1 Fees	30,092
Payable for Investments Purchased	344,480
Payable for Fund Shares Redeemed	16,046
Accrued Expenses	16,735

Total Liabilities	$435,854

NET ASSETS
amount
Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 2,095,189 shares outstanding)	$25,772,336
Net Asset Value and Redemption Price Per Class A Share ($25,772,336/2,095,189 shares)	$12.30
Offering Price Per Share ($12.30/0.9475)	$12.98
Class B Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 1,306,653 shares outstanding)	$15,232,796
Net Asset Value and Offering Price Per Class B Share ($15,232,796/1,306,653 shares)	$11.66
Maximum Redemption Price Per Class B Share ($11.66 x 0.95)	$11.08

Net Assets	$41,005,132

SOURCES OF NET ASSETS
amount
At June 30, 2003, Net Assets Consisted of:
Paid-in Capital	$39,130,059
Accumulated Undistributed Net Investment Loss	(214,269)
Accumulated Net Realized Loss on Investments	(1,211,313)
Net Unrealized Appreciation in Value of Investments	3,300,655

Net Assets	$41,005,132

The accompanying notes are an integral part of these financial statements.

Timothy Plan Small-Cap Value Fund [6]

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2003

INVESTMENT INCOME

amount
Interest	$36,629
Dividends	112,462

Total Investment Income	149,091

EXPENSES
amount
Investment Advisory Fees [NOTE 3]	155,463
Fund Accounting, Transfer Agency, & Administration Fees	72,499
12b-1 Fess (Class A = $28,221, Class B =$51,955) [NOTE 3]	80,176
Service Fees (Class B) [NOTE 3]	17,318
Auditing Fees	7,833
Legal Expense	3,643
Registration Fees	13,131
Insurance Expense	2,732
Custodian Fees	4,736
Pricing Expense	1,457
Printing Expense	3,097
Miscellaneous Expense	1,275

Total Net Expenses	363,360

Net Investment (Loss)	(214,269)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
amount
Net Realized Loss on Investments	(1,053,154)
Change in Unrealized Appreciation of Investments	5,152,770

Net Realized and Unrealized Gain (Loss) on Investments	4,099,616

Increase in Net Assets Resulting from Operations	$3,885,347

The accompanying notes are an integral part of these financial statements.

Timothy Plan Small-Cap Value Fund [7]

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	six months ended 6/30/03 (unaudited)	year ended 12/31/02
Operations:
Net Investment Income (Loss)	$(214,269)	$(289,491)
Net Change in Unrealized Appreciation (Depreciation) of Investments	5,152,770	(8,276,735)
Net Realized (Loss) on Investments	(1,053,154)	(42,848)

Increase (Decrease) in Net Assets (resulting from operations)	3,885,347	(8,609,074)

Distributions to Shareholders From:
Net Capital Gains:
Class A	—	(10,661)
Class B	—	(7,238)

Total Net Distributions	—	(17,899)

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	2,322,002	9,346,918
Class B	735,643	3,251,284
Dividends Reinvested:
Class A	—	7,026
Class B	—	6,948
Cost of Shares Redeemed:
Class A	(1,657,612)	(3,430,730)
Class B	(1,393,166)	(2,724,918)

Increase in Net Assets (resulting from capital share transactions)	6,867	6,456,528

Total Increase (Decrease) in Net Assets	3,892,214	(2,170,445)

Net Assets:
Beginning of Period	37,112,918	39,283,363

End of Period	$41,005,132	$37,112,918

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	214,849	728,940
Class B	70,771	257,853
Shares Reinvested:
Class A	—	632
Class B	—	657
Shares Redeemed:
Class A	(151,178)	(267,247)
Class B	(134,812)	(223,459)

Net Increase (Decrease) in Number of Shares Outstanding	(370)	497,376

The accompanying notes are an integral part of these financial statements.

Timothy Plan Small-Cap Value Fund [8]

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each year presented.

SMALL-CAP VALUE FUND—CLASS A SHARES

	six months ended 06/30/03 (unaudited)	year ended 12/31/02	year ended 12/31/01	year ended 12/31/00	year ended 12/31/99	year ended 12/31/98
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$11.13	$13.79	$12.61	$12.26	$10.89	$12.25

Income from Investment Operations:
Net Investment Income (Loss)	(0.05)	(0.05)	(0.09)	(0.05)	(0.02)	0.01
Net Realized and Unrealized Gain (Loss) on Investments	1.22	(2.60)	1.30	1.43	1.39	(1.30)

Total from Investment Operations	1.17	(2.65)	1.21	1.38	1.37	(1.29)

Less Distributions:
Dividends from Realized Gains	—	(0.01)	(0.03)	(1.03)	—	(0.07)
Dividends from Net Investment Income	—	—	—	—	—	—

Total Distributions	—	(0.01)	(0.03)	(1.03)	—	(0.07)

Net Asset Value at End of Year	$12.30	$11.13	$13.79	$12.61	$12.26	$10.89

Total Return (A)	10.51%	(19.25)%	9.66%	11.23%	12.58%	(10.50)%

Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$25,772	$22,603	$21,632	$15,217	$13,377	$13,287

Ratio of Expenses to Average Net Assets:
Before Reimbursement of Expenses by Advisor	1.70%	1.75%	1.89%	1.97%	2.22%	2.09%
After Reimbursement of Expenses by Advisor	1.70%	1.75%	1.89%	1.76%	1.60%	1.60%

Ratio of Net Investment (Loss) to Average Net Assets:
Before Reimbursement of Expenses by Advisor	(0.88)%	(0.46)%	(0.80)%	(0.48)%	(0.82)%	(1.15)%
After Reimbursement of Expenses by Advisor	(0.88)%	(0.46)%	(0.80)%	(0.27)%	(0.20)%	(0.66)%

Portfolio Turnover	24.76%	66.95%	61.41%	99.17%	78.79%	69.42%

(A)	Total Return Calculation Does Not Reflect Sales Load.
(B)	For Periods Of Less Than A Full Year, The Total Return Is Not Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Small-Cap Value Fund [9]

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each year presented.

SMALL-CAP VALUE FUND—CLASS B SHARES

	six months ended 06/30/03 (unaudited)	year ended 12/31/02	year ended 12/31/01	year ended 12/31/00	year ended 12/31/99	year ended 12/31/98
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$10.59	$13.22	$12.19	$11.88	$10.70	$12.13

Income from Investment Operations:
Net Investment Income (Loss)	(0.09)	(0.14)	(0.22)	(0.10)	(0.11)	(0.07)
Net Realized and Unrealized Gain (Loss) on Investments	1.16	(2.48)	1.28	1.39	1.29	(1.29)

Total from Investment Operations	1.07	(2.62)	1.06	1.29	1.18	(1.36)

Less Distributions:
Dividends from Realized Gains	—	(0.01)	(0.03)	(0.98)	—	(0.07)
Dividends from Net Investment Income	—	—	—	—	—	—

Total Distributions	—	(0.01)	(0.03)	(0.98)	—	(0.07)

Net Asset Value at End of Year	$11.66	$10.59	$13.22	$12.19	$11.88	$10.70

Total Return (A)	10.10%	(19.85)%	8.77%	10.87%	11.03%	(11.18)%

Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$15,233	$14,509	$17,651	$16,631	$14,351	$14,114
Ratio of Expenses to Average Net Assets:
Before Reimbursement of Expenses by Advisor	2.47%	2.49%	2.72%	2.72%	2.72%	2.84%
After Reimbursement of Expenses by Advisor	2.47%	2.49%	2.72%	2.51%	2.35%	2.35%

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement of Expenses by Advisor	(1.65)%	(1.12)%	(1.78)%	(1.23)%	(1.34)%	(1.90)%
After Reimbursement of Expenses by Advisor	(1.65)%	(1.12)%	(1.78)%	(1.02)%	(0.97)%	(1.41)%

Portfolio Turnover	24.76%	66.95%	61.41%	99.17%	78.79%	69.42%

(A)	Total Return Calculation Does Not Reflect Redemption Fee.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Small-Cap Value Fund [10]

SCHEDULE OF INVESTMENTS

As of June 30, 2003

COMMON STOCKS—88.27%

number of shares		market value
	CRUDE PETROLEUM & NATURAL GAS—7.68%
15,000	Anadarko Petroleum Corp.	$667,050
12,705	Apache Corp.	826,587
10,500	Kerr-McGee Corp.	470,400

		1,964,037

	DRUG DISTRIBUTION—3.57%
3,900	AmerisourceBergen Corporation	270,465
10,000	Cardinal Health, Inc.	643,000

		913,465

	ELECTRIC LIGHTING & WIRING EQUIPMENT—2.10%
13,000	Cooper Industries, Inc., Class A	536,900

	ELECTRIC SERVICES—3.93%
17,000	American Electric Power Co., Inc.	507,110
25,000	Duke Energy Corp.	498,750

		1,005,860

	ELECTRONIC INSTRUMENTS—2.40%
12,000	Emerson Electric Co.	613,200

	ENERGY—2.37%
13,000	Royal Dutch Petroleum Company	606,060

	FOOD—DAIRY PRODUCTS—2.77%
22,500	Dean Foods Company*	708,750

	GENERAL INDUSTRIAL MACHINERY & EQUIPMENT—2.96%
16,000	Ingersoll-Rand Company Ltd.	757,120

	INDUSTRIAL INORGANIC CHEMICALS—1.27%
13,000	ATMI, Inc. *	324,610

	INSURANCE—2.40%
12,000	PartnerRe Ltd.	613,320

	METAL MINING—1.80%
6,000	Rio Tinto Plc (a)	459,300

	METAL WORKING MACHINERY & EQUIPMENT—2.58%
15,000	SPX Corp. *	660,900

	MILLWOOD, VENEER, PLYWOOD & STRUCTURAL WOOD MEMBERS—3.26%
35,000	Masco Corp.	834,750

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Value Fund [11]

SCHEDULE OF INVESTMENTS

As of June 30, 2003

COMMON STOCKS—88.27% (Cont.)

number of shares		market value
	MISCELLANEOUS CHEMICAL PRODUCTS—2.02%
18,000	Cabot Corp.	$516,600

	MISCELLANEOUS FABRICATED METAL PRODUCTS—0.98%
6,000	Parker Hannifin Corp.	251,940

	MISCELLANEOUS INDUSTRIAL & COMMERCIAL MACHINERY & EQUIPMENT—3.07%
12,000	ITT Industries, Inc.	785,520

	MISCELLANEOUS SHOPPING GOODS STORES—1.13%
20,000	Office Depot, Inc. *	290,200

	NATIONAL COMMERCIAL BANKS—4.49%
15,000	Compass Bancshares, Inc.	523,950
23,000	SouthTrust Corp.	625,600

		1,149,550

	NATURAL GAS TRANSMISSION & DISTRIBUTION—1.91%
12,000	Equitable Resources, Inc.	488,880

	PUBLIC BUILDING AND RELATED FURNITURE—2.52%
14,000	Lear Corp. *	644,280

	RADIO TELEPHONE COMMUNICATIONS—2.86%
11,400	Dominion Resources, Inc.	732,678

	REAL ESTATE INVESTMENT TRUSTS—2.13%
15,000	Mack-Cali Realty Corp.	545,700

	RETAIL—DRUG STORES & PROPRIETARY STORES—3.62%
33,000	CVS Corp.	924,990

	RETAIL-EATING PLACES—3.05%
20,000	Outback Steakhouse, Inc.	780,000

	RETAIL-GROCERY STORES—3.26%
50,000	Kroger Co. *	834,000

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Value Fund [12]

SCHEDULE OF INVESTMENTS

As of June 30, 2003

COMMON STOCKS—88.27% (Cont.)

number of shares		market value
	SEMICONDUCTORS & RELATED DEVICES—2.10%
20,000	International Rectifier Corp. *	$536,400

	SPECIAL INDUSTRY MACHINERY—1.33%
18,000	Veeco Instruments, Inc. *	340,600

	STATE COMMERCIAL BANK—1.69%
15,000	Bank of New York, Inc.	431,250

	SURETY INSURANCE—2.95%
15,500	MBIA, Inc.	755,625

	UNSUPPORTED PLASTICS FILM & SHEET—4.10%
22,000	Sealed Air Corp. *	1,048,520

	UTILITIES—2.48%
15,000	Public Service Enterprise Group Incorporated	633,750

	WHOLESALE-DRUGS PROPRIETARIES & DRUGGISTS’ SUNDRIES—3.49%
25,000	McKesson Corp.	893,500

	Total Common Stocks (cost $20,414,246)	22,582,255

SHORT-TERM INVESTMENTS—9.38%

number of shares		market value
1,200,000	Federated Cash Trust Series II Treasury Fund	$1,200,000
1,200,000	First American Treasury Obligation Fund, Class S	1,200,000

	Total Short-Term Investments (cost $2,400,000)	2,400,000

	TOTAL INVESTMENTS—97.65% (identified cost $22,814,246)	24,982,255
	OTHER ASSETS AND LIABILITIES, NET—2.35%	601,565

	NET ASSETS—100.00%	$25,583,820

*	Non-income producing securities
(a)	American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Value Fund [13]

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2003

ASSETS
amount
Investments in Securities at Value (identified cost $22,814,246) [NOTE 1]	$24,982,255
Cash	281,672
Receivables:
Interest	681
Dividends	29,925
Investment Securities Sold	158,743
Fund Shares Sold	163,708
Prepaid Expenses	3,113
Fund Shares Commission Receivable from Advisor	3,559

Total Assets	$25,623,656

LIABILITIES
amount
Accrued Advisory Fees	$14,521
Accrued 12b-1 Fees	7,714
Payable for Fund Shares Redeemed	17,488
Accrued Expenses	113

Total Liabilities	$39,836

NET ASSETS
amount
Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized;2,113,612 shares outstanding)	$21,353,635
Net Asset Value and Redemption price Per Class A Share ($21,353,635 /2,113,612 shares)	$10.10
Offering Price Per Share ($10.10 / 0.9475)	$10.66
Class B Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 436,685 shares outstanding)	$4,230,185
Net Asset Value and Offering Price Per Class B Share ($4,230,185 / 436,685 shares)	$9.69
Redemption Price Per Share ($9.69 x 0.95)	$9.21

Net Assets	$25,583,820

SOURCES OF NET ASSETS
amount
At June 30, 2003, Net Assets Consisted of:
Paid-in Capital	$25,945,315
Accumulated Undistributed Net Investment Income	25,882
Net Accumulated Realized Loss on Investments	(2,555,387)
Net Unrealized Appreciation in Value of Investments	2,168,010

Net Assets	$25,583,820

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Value Fund [14]

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2003

INVESTMENT INCOME
amount
Interest	$38,859
Dividends	180,662

Total Investment Income	219,521

EXPENSES
amount
Investment Advisory Fees [NOTE 3]	92,740
Fund Accounting, Transfer Agency, & Administration Fees	39,714
12b-1 Fees (Class A = $22,569, Class B = $14,122) [NOTE 3]	36,691
Registration Fees	6,694
Custodian Fees	2,400
Auditing Fees	3,382
Servicing Fees (Class B) [NOTE 3]	4,707
Insurance Expense	1,309
Legal fees	1,964
Printing Expense	1,637
Miscellaneous Expense	2,401

Total Net Expenses	193,639

Net Investment Income	25,882

REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS
amount
Net Realized Loss on Investments	(2,176,467)
Change in Unrealized Depreciation of Investments	4,534,602

Net Realized and Unrealized (Loss) on Investments	2,358,135

Increase in Net Assets Resulting from Operations	$2,384,017

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Value Fund [15]

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	six months ended 6/30/03 (unaudited)	year ended 12/31/02
Operations:
Net Investment Income (Loss)	$25,882	$(9,849)
Net Change in Unrealized Appreciation (Depreciation) of Investments	4,534,602	(3,360,595)
Net Realized (Loss) on Investments	(2,176,467)	(225,785)

Increase (Decrease) in Net Assets (resulting from operations)	2,384,017	(3,596,229)

Distributions to Shareholders From:
Net Realized Gains
Class A	—	—
Class B	—	—
Net Income:
Class A	—	—
Class B	—	—

Total Distribution	—	—

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	2,829,951	9,987,080
Class B	490,209	1,423,017
Dividends Reinvested:
Class A		—
Class B		—
Cost of Shares Redeemed:
Class A	(1,327,776)	(3,102,811)
Class B	(457,273)	(579,499)

Increase in Net Assets (resulting from capital share transactions)	1,535,111	7,727,787

Total Increase in Net Assets	3,919,128	4,131,558
Net Assets:
Beginning of Period	21,664,692	17,533,134

End of Period	$25,583,820	$21,664,692

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	304,484	976,004
Class B	55,674	145,864
Shares Reinvested:
Class A		—
Class B		—
Shares Redeemed:
Class A	(151,397)	(295,672)
Class B	(53,531)	(61,386)

Net Increase in Number of Shares Outstanding	155,230	764,810

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Value Fund [16]

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE/MID-CAP VALUE FUND—CLASS A SHARES

	six months ended 06/30/03 (unaudited)		year ended 12/31/02	year ended 12/31/01	year ended 12/31/00	period ended 12/31/99 (B)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$9.11		$10.83	$10.83	$9.68	$10.00

Income from Investment Operations:
Net Investment Income (Loss)	0.02		0.01	(0.02)	0.04	0.02
Net Realized and Unrealized Gain (Loss) on Investments	0.97		(1.73)	0.06	1.16	(0.30)

Total from Investment Operations	0.99		(1.72)	0.04	1.20	(0.28)

Less Distributions:
Dividends from Realized Gains	—		—	(0.04)	(0.02)	(0.02)
Dividends from Net Investment Income	—		—	—	(0.03)	(0.02)

Total Distributions	—		—	(0.04)	(0.05)	(0.04)

Net Asset Value at End of Period	$10.10		$9.11	$10.83	$10.83	$9.68

Total Return (A) (D)	10.87%		(15.88)%	0.33%	12.35%	(3.28)%
Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$21,354		$17,856	$13,858	$4,493	$846
Ratio of Expenses to Average Net Assets:
Before Reimbursement of Expenses by Advisor	1.64	%(C)	1.76%	1.70%	2.70%	4.69	%(C)
After Reimbursement of Expenses by Advisor	1.64	%(C)	1.76%	1.70%	1.65%	1.60	%(C)
Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement of Expenses by Advisor	0.37	%(C)	0.11%	(0.20)%	(0.30)%	(2.34	)%(C)
After Reimbursement of Expenses by Advisor	0.37	%(C)	0.11%	(0.20)%	0.67%	0.75	%(C)
Portfolio Turnover	29.78%		36.79%	26.44%	50.98%	8.02%

(A)	Total Return Calculation Does Not Reflect Sales Load.
(B)	For the Period July 14, 1999 (Commencement of Operations) to December 31, 1999.
(C)	Annualized.
(D)	For Periods Of Less Than One Full Year, Total Returns Are Not Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Value Fund [17]

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE/MID-CAP VALUE FUND—CLASS B SHARES

	six months ended 06/30/03 (unaudited)		year ended 12/31/02	year ended 12/31/01	year ended 12/31/00	period ended 12/31/99 (B)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$8.77		$10.50	$10.60	$9.36	$10.00

Income from Investment Operations:
Net Investment Income (Loss)	(0.02)		(0.06)	(0.12)	0.01	0.02
Net Realized and Unrealized Gain (Loss) on Investments	0.94		(1.67)	0.06	1.28	(0.62)

Total from Investment Operations	0.92		(1.73)	(0.06)	1.29	(0.60)

Less Distributions:
Dividends from Realized Gains	—		—	(0.04)	(0.02)	(0.02)
Dividends from Net Investment Income	—		—	—	(0.03)	(0.02)

Total Distributions	—		—	(0.04)	(0.05)	(0.04)

Net Asset Value at End of Year	$9.69		$8.77	$10.50	$10.60	$9.36

Total Return (A) (D)	10.49%		(16.48)%	(0.61)%	13.73%	(4.78)%
Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$4,230		$3,809	$3,675	$2,665	$525
Ratio of Expenses to Average Net Assets:
Before Reimbursement of Expenses by Advisor	2.42	%(C)	2.55%	2.66%	3.45%	5.87	%(C)
After Reimbursement of Expenses by Advisor	2.42	%(C)	2.55%	2.66%	2.40%	2.35	%(C)
Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement of Expenses by Advisor	(0.41	)%(C)	(0.71)%	(1.12)%	1.13%	(2.34	)%(C)
After Reimbursement of Expenses by Advisor	(0.41	)%(C)	(0.71)%	(1.12)%	0.08%	1.15	%(C)
Portfolio Turnover	29.78%		36.79%	26.44%	50.98%	8.02%

(A)	Total Return Calculation Does Not Reflect Redemption Fee.
(B)	For the Period July 15, 1999 (Commencement of Operations) to December 31, 1999.
(C)	Annualized.
(D)	For Periods Of Less Than One Full Year, Total Returns Are Not Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Value Fund [18]

SCHEDULE OF INVESTMENTS

As of June 30, 2003 (Unaudited)

Bonds—94.67%

par value		market value
	CONVERTIBLE CORPORATE BONDS—1.41%
$250,000	Omnicare, Inc., 5.00%, 12/01/2007	$257,187

		257,187

	CORPORATE BONDS—91.99%
$300,000	Ahold Finance USA, Inc., 6.875%, 05/01/2029	258,000
300,000	American General Finance Corp., 5.375%, 10/01/2012	324,296
500,000	Amvescap Plc., 6.60%, 05/15/2005	539,451
250,000	Appalachian Power Co., 3.60%, 05/15/2008	253,084
200,000	Archer Daniels Midland Co., 6.625%, 05/01/2029	230,967
200,000	Avery Dennison Corp., 4.875%, 01/15/2013	209,952
250,000	Avnet, Inc., 7.875%, 02/15/2005	262,629
250,000	Bombardier Capital, Inc., 6.125%, 6/29/2006	256,875
250,000	Bombardier, Inc., 6.75%, 05/01/2012	257,500
100,000	Caterpillar, Inc., 6.625%, 07/15/2028	117,551
250,000	Cendant Corp., 6.25%, 03/15/2010	278,483
375,000	Cendant Corp., 6.25%, 01/15/2008	415,475
250,000	Champion International Corp., 7.15%, 12/15/2027	277,152
300,000	Cingular Wireless, 5.625%, 12/15/06	329,095
250,000	Cit Group, Inc., 4.125%, 02/21/2006	258,916
400,000	Cit Group, Inc., 6.5%, 02/7/06	437,462
155,000	Coca Cola Enterprise, Inc., 4.375%, 09/15/09	165,180
245,000	Coca Cola Enterprise, Inc., 6.95%, 11/15/26	295,981
300,000	Computer Sciences Corp., 3.50%, 04/15/2008	306,692
125,000	Computer Sciences Corp., 6.75%, 06/15/2006	141,414
150,000	Cooper Tire & Rubber Co., 7.625%, 03/15/2027	167,401
300,000	Credit Suisse First Boston, 6.5%, 01/15/12	344,842
250,000	CSX Transportation, 4.875%, 11/01/2009	266,713
300,000	Deere & Co., 6.55%, 10/01/2028	339,340
250,000	Dominion Resources, Inc., 5.00%, 03/15/2013	259,722
315,000	Donnelley R R&Son, 6.625%, 04/15/2029	343,037
187,000	Duke Energy Field, 5.75%, 11/15/06	199,356
200,000	Georgia Pacific Corp., 7.75%, 11/15/2029	182,000
1,000,000	Horace Mann Educators Corp., 1.425%, 05/14/2032	462,500
400,000	Household Finance Corp., 6.75%, 05/15/2011	465,272
200,000	Household Finance Corp., 5.60%, 02/15/2013	209,843
250,000	HSBC USA Capital Trust, 7.53%, 12/04/2026	273,171
500,000	Huntington National Bank, 3.125%, 05/15/2008	502,681
250,000	IBP, Inc., 6.125%, 02/01/2006	264,994
500,000	ICI Wilmington, Inc., 6.95%, 09/15/2004	526,454

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [19]

SCHEDULE OF INVESTMENTS

As of June 30, 2003 (Unaudited)

Bonds—94.67% (Cont.)

par value		market value
	CORPORATE BONDS—91.99% (cont.)
$133,000	Inco Ltd, 7.75%, 03/15/2016	$134,995
250,000	International Lease Finance Corp., 5.75%, 02/15/07	272,043
200,000	International Lease Finance Corp., 5.80%, 08/15/2007	215,839
300,000	Jersey Cent Power & Light Co., 6.75%, 11/01/2025	306,643
100,000	John Deere Capital Corp., 5.10%, 01/15/2013	105,730
300,000	Kraft Food, Inc., 6.50%, 11/01/2031	332,373
300,000	Kraft Food, Inc., 5.25%, 06/01/2007	325,402
250,000	Lehman Brothers Holdings, Inc., 7.00%, 2/1/08	291,737
250,000	Lowe’s Cos., Inc., 6.875%, 02/15/2028	294,342
150,000	MCI Communications Corp., 7.75%, 03/15/2024	114,938
300,000	Mead Corp., 7.125%, 08/01/2025	310,100
250,000	National Rural Utilities Finance Corp., 5.75%, 08/28/2009	277,058
50,000	National Rural Utilities Finance Corp., 6.00%, 01/15/04	51,278
25,000	Pennsylvania P & L, 6.55%, 03/01/2006	27,763
70,000	Pep Boys Manny Moe & Jack, 7.00%, 06/01/2005	69,825
300,000	Public Service Electric & Gas Co., 7.00%, 09/01/2024	310,505
250,000	The Sherman-Williams Co., 7.375%, 02/01/2027	315,351
200,000	Transocean Sedco Forex, Inc., 7.50%, 04/15/2031	247,107
50,000	Travelers Property & Casualty Corp., 6.75%, 11/15/2006	56,527
250,000	Union Carbide Corp., 6.70%, 04/01/2009	258,259
25,000	Union Electric Co., 6.875%, 08/01/2004	26,422
500,000	Union Pacific Corp., 3.875%, 02/15/2009	511,663
285,000	United Parcel Services, Inc., 1.75%, 09/27/2007	287,138
300,000	Unitrin, Inc., 5.75%, 7/1/07	319,258
50,000	US Leasing International, 5.95%, 10/15/2003	50,331
450,000	US Leasing International, 6.50%, 12/01/2003	454,296
100,000	Virginia Electric & Power Co., 7.50%, 06/01/2023	103,920
100,000	Westvaco Corp., 7.00%, 08/15/2023	103,088
135,000	Wisconsin Energy Corp., 6.50%, 04/01/2011	154,855

		16,752,267

	MUNICIPAL BONDS—1.27%
$200,000	North Carolina Eastern Municipal Power Agency, 3.98%, 01/01/2007	202,540
25,000	Texas State University, 6.41% 03/15/2009	28,126

		230,666

	Total Bonds (cost $16,251,172)	17,240,120

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [20]

SCHEDULE OF INVESTMENTS

As of June 30, 2003 (Unaudited)

SHORT TERM INVESTMENTS—7.08%

number of shares/principal amount		market value
	COMMERCIAL PAPER—1.64%
150,000	Bavarian University Funding, 0.00%, 08/25/2003	149,722
150,000	Sydney Capital Corp., 0.00%, 09/02/2003	149,704

		299,426

	MONEY MARKET FUNDS—5.44%
134,501	Federated Cash Trust Series II Treasury Fund	134,501
855,652	First American Treasury Obligation Fund, Class S	855,652

		990,153

	Total Short Term (cost $1,289,579)	1,289,579

	TOTAL INVESTMENTS—101.75% (identified cost $17,540,751)	18,529,699

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(1.75)%	(318,789)

	NET ASSETS—100.00%	$18,210,910

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [21]

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2003 (Unaudited)

ASSETS

amount
Investments in Securities at Value (identified cost $17,540,751) [NOTE 1]	$18,529,699
Receivables:
Interest	230,968
Commission Receivable due from Advisor	6,631
Fund Shares Sold	267,176
Prepaid Expenses	7,013

Total Assets	$19,041,487

LIABILITIES
amount
Accrued Advisory Fees	8,673
Accrued 12b-1 Fees	6,384
Payable for Fund Shares Redeemed	1,345
Payable for Investment Securities Purchased	729,064
Payable for Distributions	72,753
Accrued Expenses	12,358

Total Liabilities	$830,577

NET ASSETS
amount
Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 1,282,049 shares outstanding)	$13,662,049
Net Asset Value and Redemption price Per Class A Share ($13,662,049 / 1,282,049 shares)	$10.66
Offering Price Per Share ($10.66 / 0.9575 )	$11.13
Class B Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 436,367shares outstanding)	$4,548,861
Net Asset Value and Offering Price Per Class B Share ($4,548,861 / 436,367 shares)	$10.42
Redemption Price Per Share ($10.42 X 0.95)	$9.90

Net Assets	$18,210,910

SOURCES OF NET ASSETS
amount
At June 30, 2003, Net Assets Consisted of:
Paid-in Capital	$17,047,335
Net Accumulated Realized Gain on Investments	174,627
Net Unrealized Appreciation in Value of Investments	988,948

Net Assets	$18,210,910

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [22]

STATEMENT OF OPERATIONS

For the six months ended June 30, 2003 (Unaudited)

INVESTMENT INCOME

amount
Interest	$408,760

Total Investment Income	408,760

EXPENSES
amount
Investment Advisory Fees [NOTE 3]	45,651
Fund Accounting, Transfer Agency, & Administration Fees	35,988
Auditing Fees	1,294
12b-1 Fees (Class A = $14,381, Class B = $13,920 ) [NOTE 3]	28,301
Registration Fees	4,211
Custodian Fees	3,424
Printing Expense	1,217
Insurance Expense	456
Legal Expense	1,178
Service Fees (Class B) [NOTE 3]	4,640
Miscellaneous Expense	5,630

Total Expenses	131,990

Expenses Waived and Reimbursed by Advisor [NOTE 3]	(15,015)

Total Net Expenses	116,975

Net Investment Income	291,785

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
amount
Net Realized Gain on Investments	174,627
Change in Unrealized Appreciation of Investments	430,772

Net Realized and Unrealized Gain on Investments	605,399

Increase in Net Assets Resulting from Operations	$897,184

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [23]

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	six months ended 6/30/03 (Unaudited)	year ended 12/31/02
Operations:
Net Investment Income	$291,785	$448,050
Net Change in Unrealized Appreciation of Investments	430,772	592,315
Net Realized Gain on Investments	174,627	30,257

Increase in Net Assets (resulting from operations)	897,184	1,070,622

Distributions to Shareholders:
Net Income
Class A	(231,420)	(366,715)
Class B	(60,365)	(82,816)
Net Realized Gain
Class A	—	(20,422)
Class B	—	(5,584)

Total Net Decrease	(291,785)	(475,537)

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	4,153,139	6,265,246
Class B	1,819,530	2,123,831
Dividends Reinvested:
Class A	95,535	137,979
Class B	49,490	67,373
Cost of Shares Redeemed:
Class A	(1,412,314)	(1,287,658)
Class B	(310,796)	(489,870)

Increase in Net Assets (resulting from capital share transactions)	4,394,584	6,816,901

Total Increase in Net Assets	4,999,983	7,411,986

Net Assets:
Beginning of Period	13,210,927	5,798,941

End of Period	$18,210,910	$13,210,927

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	396,655	640,087
Class B	178,428	219,360
Shares Reinvested:
Class A	9,165	13,832
Class B	4,847	6,858
Shares Redeemed:
Class A	(136,076)	(132,225)
Class B	(30,139)	(50,448)

Net Increase in Number of Shares Outstanding	422,880	697,464

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [24]

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

FIXED INCOME FUND—CLASS A SHARES

	six months ended 06/30/03 (Unaudited)		year ended 12/31/02	year ended 12/31/01	year ended 12/31/00	period ended 12/31/99 (B)
Per Share Operating Performance:
Net Asset Value, Beginning	$10.25		$9.73	$9.53	$9.81	$10.00

Income from Investment Operations:
Net Investment Income	0.21		0.45	0.40	0.49	0.12
Net Realized and Unrealized Gain (Loss) on Investments	0.40		0.53	0.20	(0.27)	(0.18)

Total from Investment Operations	0.61		0.98	0.60	0.22	(0.06)

Less Distributions:
Dividends from Net Investment Income	(0.20)		(0.44)	(0.40)	(0.50)	(0.13)
Dividends from Net Realized Gain	—		(0.02)	—	—	—

Total Distributions	(0.20)		(0.46)	(0.40)	(0.50)	(0.13)

Net Asset Value at End of Period	$10.66		$10.25	$9.73	$9.53	$9.81

Total Return (A) (D)	5.99%		10.32%	6.37%	2.32%	(0.42)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$13,662		$10,374	$4,773	$667	$124

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	1.54	% (C)	1.74%	2.44%	8.99%	13.92	%(C)
After Reimbursement and Waiver of Expenses by Advisor	1.35	% (C)	1.35%	1.35%	1.35%	1.35	%(C)

Ratio of Net Investment Income to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	3.84	%(C)	4.49%	3.91%	(2.19)%	(9.88	)%(C)
After Reimbursement and Waiver of Expenses by Advisor	4.03	%(C)	4.88%	5.00%	5.45%	2.70	% (C)

Portfolio Turnover	25.90%		18.10%	20.28%	35.54%	21.25%

(A)	Total Return Calculation Does Not Reflect Sales Load.
(B)	For the Period July 14, 1999 (Commencement of Operations) to December 31, 1999.
(C)	Annualized.
(D)	For Periods Of Less Than One Full Year, Total Return Is Not Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [25]

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

FIXED INCOME FUND—CLASS B SHARES

	six months ended 06/30/03 (Unaudited)		year ended 12/31/02	year ended 12/31/01	year ended 12/31/00	period ended 12/31/99 (B)
Per Share Operating Performance:
Net Asset Value, Beginning	$10.02		$9.55	$9.54	$9.80	$10.00

Income from Investment Operations:
Net Investment Income	0.16		0.37	0.40	0.45	0.15
Net Realized and Unrealized Gain (Loss) on Investments	0.39		0.52	(0.01)	(0.25)	(0.22)

Total from Investment Operations	0.55		0.89	0.39	0.20	(0.07)

Less Distributions:
Dividends from Net Investment Income	(0.15)		(0.40)	(0.38)	(0.46)	(0.13)
Dividends from Net Realized Gain	—		(0.02)	—	—	—

Total Distributions	(0.15)		(0.42)	(0.38)	(0.46)	(0.13)

Net Asset Value at End of Period	$10.42		$10.02	$9.55	$9.54	$9.80

Total Return (A) (D)	5.51%		9.52%	4.13%	2.12%	(0.92)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$4,549		$2,837	$1,026	$506	$243

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	2.60	%(C)	2.61%	3.46%	9.74%	14.73	%(C)
After Reimbursement and Waiver of Expenses by Advisor	2.10	%(C)	2.10%	2.10%	2.10%	2.10	%(C)

Ratio of Net Investment Income to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	3.00	%(C)	3.57%	2.93%	(2.94)%	(2.20	)%(C)
After Reimbursement and Waiver of Expenses by Advisor	3.25	%(C)	4.08%	4.29%	4.70%	10.42	%(C)

Portfolio Turnover	25.90%		18.10%	20.28%	35.54%	21.25%

(A)	Total Return Calculation Does Not Reflect Redemption Fee.
(B)	For the Period August 5, 1999 (Commencement of Operations) to December 31, 1999.
(C)	Annualized.
(D)	For Periods Of Less Than One Full Year, Total Return Is Not Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [26]

SCHEDULE OF INVESTMENTS

As of June 30, 2003 (Unaudited)

COMMON STOCKS—93.91%

number of shares		market value
	AIR TRANSPORTATION, SCHEDULED—3.28%
2,000	JetBlue Airways Corp.*	$84,580
3,480	Ryanair Holdings Plc.* (a)	156,252

		240,832

	AGRICULTURAL OPERATIONS—1.03%
2,650	Bunge Ltd.	75,790

	BIOLOGICAL PRODUCTS (NO DIAGNOSTIC SUBSTANCES)—0.89%
1,800	Medimmune, Inc.*	65,466

	BIOMEDICAL—1.08%
2,150	ICOS Corp.*	79,013

	COMMUNICATIONS EQUIPMENT—1.87%
3,850	UTStarcom, Inc.*	136,945

	COMPUTER STORAGE DEVICES—3.75%
8,400	Network Appliance, Inc.*	136,164
3,450	Sandisk Corp.*	139,207

		275,371

	DRILLING OIL & GAS WELLS—1.10%
3,000	Ensco International, Inc.	80,700

	ELECTROMEDICAL & ELECTROTHERAPEUTIC APPARATUS—1.37%
1,750	St. Jude Medical, Inc.*	100,625

	FINANCE—INVESTMENT BROKER—1.09%
1,100	Bear Stearns Cos., Inc.	79,662

	FINANCE—MORTGAGE—3.00%
1,500	Countrywide Financial Corp.	104,355
2,600	Doral Financial Corp.	116,090

		220,445

	HOUSEHOLD AUDIO & VIDEO EQUIPMENT—2.37%
2,200	Harman International Industries, Inc.	174,108

	INDUSTRIAL INORGANIC CHEMICALS—1.39%
1,700	Praxair, Inc.	102,170

	INTERNET SECURITY—1.20%
2,000	Symantec Corp.*	87,720

	OIL, GAS, FIELD SERVICES—2.85%
2,150	BJ Services Co.*	80,324
1,750	Nabors Industries Ltd.*	69,213
2,950	XTO Energy, Inc.	59,325

		208,862

	ORDNANCE & ACCESSORIES, (NO VEHICLES/GUIDED MISSILES) —0.90%
1,275	Alliant Techsystem, Inc.*	66,185

The accompanying notes are an integral part of these financial statements.

Timothy Plan Aggressive Growth Fund [27]

SCHEDULE OF INVESTMENTS

As of June 30, 2003 (Unaudited)

COMMON STOCKS—93.91% (cont.)

number of shares		market value
	PHARMACEUTICAL PREPARATIONS—8.22%
2,900	Celgene Corp.*	$88,160
4,075	Mylan Laboratories	141,688
5,050	Omnicare, Inc.	170,640
3,550	TEVA Pharmaceutical Industries, Ltd (a)	202,102

		602,590

	PRINTED CIRCUIT BOARDS—1.86%
6,185	Jabil Circuit, Inc.*	136,689

	RADIO BROADCASTING STATIONS—1.48%
4,700	Cox Radio, Inc.—Class A*	108,617

	REINSURANCE—1.92%
3,100	RenaissanceRe Holdings Ltd.*	141,112

	RETAIL—EATING PLACES—1.65%
3,350	Brinker International, Inc.*	120,667

	RETAIL—HOBBY, TOY & GAME SHOPS—2.18%
4,200	Michaels Stores, Inc.*	159,852

	RETAIL—HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES—1.88%
3,550	Bed Bath & Beyond, Inc.*	137,775

	RETAIL—RETAIL STORES—1.34%
2,300	Ross Stores, Inc.	98,302

	RETAIL—VARIETY STORES—2.61%
3,929	Dollar Tree Stores, Inc.*	124,667
1,750	Family Dollar Stores, Inc.	66,762

		191,429

	SAVINGS & LOANS—1.11%
2,800	New York Community BanCorp, Inc.	81,452

	SEMICONDUCTORS & RELATED DEVICES—8.79%
7,350	Altera Corp.*	120,540
5,600	Intersil Holding Corp.—Class A*	149,016
3,300	Marvell Technology Group Ltd.*	113,421
2,050	Maxim Integrated Products, Inc.	70,090
2,650	Qlogic Corp.*	128,074
2,500	Xilinx, Inc.*	63,275

		644,416

	SERVICES—ADVERTISING AGENCIES—1.20%
2,500	Lamar Advertising Co.—Class A *	88,025

	SERVICES—COMMERCIAL—1.39%
2,750	Iron Mountain, Inc.*	101,998

The accompanying notes are an integral part of these financial statements.

Timothy Plan Aggressive Growth Fund [28]

SCHEDULE OF INVESTMENTS

As of June 30, 2003 (Unaudited)

COMMON STOCKS—93.91% (cont.)

number of shares		market value
	SERVICES—COMPUTER INTEGRATED SYSTEMS DESIGN—4.24%
3,550	Cognizant Technolgy Solutions Corp.*	$86,478
1,800	Synopsys, Inc.*	111,330
3,450	Yahoo, Inc. *	113,022

		310,830

	SERVICES—COMPUTER PROCESSING & DATA PREPARATION—1.15%
1,850	Affiliated Computer Services, Inc.—Class A*	84,600

	SERVICES—E-COMMERCE—1.05%
1,000	Expedia, Inc.*	76,680

	SERVICES—EDUCATIONAL SERVICES—1.54%
1,825	Apollo Group, Inc.—Class A*	112,712

	SERVICES—EQUIPMENT RENTAL & LEASING—2.12%
2,050	Rent-A-Center, Inc.*	155,410

	SERVICES—HELP SUPPLY SERVICES—2.10%
4,150	Manpower, Inc.	153,923

	SERVICES—PERSONAL SERVICES—1.09%
1,750	Weight Watchers International, Inc.*	79,608

	SERVICES—PREPACKAGED SOFTWARE—5.32%
4,550	Cognos, Inc.*	122,850
3,400	Mercury Interactive Corp.*	131,274
3,600	National Instruments Corp.*	136,008

		390,132

	SERVICES—SPECIALTY OUTPATIENT FACILITIES—1.75%
5,000	Caremark RX, Inc.*	128,400

	SERVICES—TRANSPORTION—1.52%
2,950	JB Hunt Transport Services, Inc.*	111,362

	SERVICES—WASTE DISPOSAL—1.57%
3,000	Stericycle, Inc.	115,440
	SPECIAL INDUSTRY MACHINERY—1.20%
2,400	Novellus Systems, Inc.*	87,890

	SURGICAL & MEDICAL INSTRUMENTS & APPARATUS—2.82%
1,750	Guidant Corp.*	77,683
2,850	Patterson Dental Co.*	129,333

		207,016

	TELECOMMUNICATIONS—2.21%
6,750	Amdocs Ltd.*	162,000

	TELEVISION BROADCASTING STATIONS—1.43%
3,450	Univision Communications, Inc.*	104,880

	Total Common Stocks (cost $5,777,053)	6,887,701

The accompanying notes are an integral part of these financial statements.

Timothy Plan Aggressive Growth Fund [29]

SCHEDULE OF INVESTMENTS

As of June 30, 2003 (Unaudited)

SHORT TERM INVESTMENTS—6.66%

number of shares		market value
154,128	Federated Cash Trust Series II Treasury Fund	$154,128
333,961	First American Treasury Obligation Fund, Class S	333,961

	Total Short Term Investments (cost $488,089)	488,089

	TOTAL INVESTMENTS—100.57% (identified cost $6,265,142)	7,375,790
	LIABILITIES IN EXCESS OF OTHER ASSETS—(0.57)%	(41,633)

	NET ASSETS—100.00%	$7,334,157

*	Non-income producing securities
(a)	American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

Timothy Plan Aggressive Growth Fund [30]

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2003 (Unaudited)

ASSETS

amount
Investments in Securities at Value (identified cost $6,265,142) [NOTE 1]	$7,375,790
Receivables:
Interest	176
Dividends	471
Investment Securities Sold	203,099
Fund Shares Sold	61,459
Prepaid expenses	2,038
Due from Advisor	7,360
Fund Shares Commissions Receivable from Advisor	1,502

Total Assets	$7,651,895

LIABILITIES
amount
Accrued 12b-1 fees	$1,964
Payable for Investment Securities Purchased	309,083
Payable for Fund Shares Redeemed	2,000
Accrued Expenses	4,691

Total Liabilities	$317,738

NET ASSETS
amount
Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 1,188,671 shares outstanding)	$6,499,211
Net Asset Value and Redemption price Per Class A Share ($6,499,211 / 1,188,671 shares)	$5.47
Offering Price Per Share ($5.47/ 0.9475)	$5.77
Class B Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 155,709 shares outstanding )	$834,946
Net Asset Value and Offering Price Per Class B Share ($834,946 / 155,709 shares)	$5.36
Maximum Redemption Price Per Class B Share ($5.36 x 0.95)	$5.09

Net Assets	$7,334,157

SOURCES OF NET ASSETS
amount
At June 30, 2003, Net Assets Consisted of:
Paid-in Capital	$8,172,268
Accumulated Undistributed Net Investment Loss	(42,605)
Accumulated Net Realized Loss on Investments	(1,906,154)
Net Unrealized Appreciation in Value of Investments	1,110,648

Net Assets	$7,334,157

The accompanying notes are an integral part of these financial statements.

Timothy Plan Aggressive Growth Fund [31]

STATEMENT OF OPERATIONS

For the six months ended June 30, 2003

INVESTMENT INCOME

amount
Interest	$3,267
Dividends	3,674

Total Investment Income	6,941

EXPENSES
amount
Investment Advisory Fees [NOTE 3]	24,502
Custodian Fees	3,914
Fund Accounting, Transfer Agency, & Administration Fees	28,840
Registration Fees	2,919
12b-1 Fees (Class A =$6,563, Class B =$2,382) [NOTE 3]	8,945
Auditing Fees	824
Service Fees (Class B) [NOTE 3]	794
Legal Expense	559
Printing Expense	412
Insurance Expense	294
Miscellaneous Expense	2,992

Total Expenses	74,995

Expenses Waived and Reimbursed by Advisor [NOTE 3]	(25,449)

Total Net Expenses	49,546

Net Investment Loss	(42,605)

REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS
amount
Net Realized Loss on Investments	(39,493)
Change in Unrealized Appreciation of Investments	1,233,766

Net Realized and Unrealized Loss on Investments	1,194,273

Increase in Net Assets Resulting from Operations	$1,151,668

The accompanying notes are an integral part of these financial statements.

Timothy Plan Aggressive Growth Fund [32]

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	six months ended 6/30/03 (unaudited)	year ended 12/31/02
Operations:
Net Investment Loss	$(42,605)	$(67,721)
Net Change in Unrealized Appreciation (Depreciation) of Investments	1,233,766	(395,808)
Net Realized Loss on Investments	(39,493)	(1,224,764)

Increase (Decrease) in Net Assets (resulting from operations)	1,151,668	(1,688,293)

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	857,017	3,330,868
Class B	231,649	408,599
Cost of Shares Redeemed:
Class A	(264,501)	(440,288)
Class B	(43,897)	(121,158)

Increase in Net Assets (resulting from capital share transactions)	780,268	3,178,021

Total Increase in Net Assets	1,931,936	1,489,728

Net Assets:
Beginning of Period	5,402,221	3,912,493

End of Period	$7,334,157	$5,402,221

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	175,028	611,101
Class B	48,396	77,504
Shares Redeemed:
Class A	(56,919)	(71,715)
Class B	(9,657)	(21,856)

Net Increase in Number of Shares Outstanding	156,848	595,034

The accompanying notes are an integral part of these financial statements.

Timothy Plan Aggressive Growth Fund [33]

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period.

AGGRESSIVE GROWTH FUND—CLASS A SHARES

	six months ended 06/30/03 (Unaudited)		year ended 12/31/02	year ended 12/31/01	period ended 12/31/00 (B)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$4.56		$6.61	$8.35	$10.00

Income from Investment Operations:
Net Investment Loss	(0.03)		(0.05)	(0.05)	—
Net Realized and Unrealized Gain (Loss) on Investments	0.94		(2.00)	(1.69)	(1.65)

Total from Investment Operations	0.91		(2.05)	(1.74)	(1.65)

Less Distributions:
Dividends from Realized Gains	—		—	—	—
Dividends from Net Investment Income	—		—	—	—

Total Distributions	—		—	—	—

Net Asset Value at End of Period	$5.47		$4.56	$6.61	$8.35

Total Return (A) (D)	19.96%		(31.01)%	(20.84)%	(16.50)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$6,499		$4,878	$3,510	$717

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	2.44	%(C)	2.64%	3.87%	10.20	%(C)
After Reimbursement and Waiver of Expenses by Advisor	1.60	%(C)	1.60%	1.60%	1.60	%(C)

Ratio of Net Investment Loss to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	(2.20	)%(C)	(2.44)%	(3.53)%	(8.91	)%(C)
After Reimbursement and Waiver of Expenses by Advisor	(1.36	)%(C)	(1.40)%	(1.26)%	(0.31	)%(C)

Portfolio Turnover	51.88%		134.34%	113.39%	19.00%

(A)	Total Return Calculation Does Not Reflect Sales Load.
(B)	For The Period October 5, 2000 (commencement of operations) to December 31, 2000.
(C)	Annualized
(D)	For Periods of Less Than A Full Year, The Total Return Is Not Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Aggressive Growth Fund [34]

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period.

AGGRESSIVE GROWTH FUND—CLASS B SHARES

	six months ended 06/30/03 (Unaudited)		year ended 12/31/02	year ended 12/31/01	period ended 12/31/00 (B)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$4.48		$6.56	$8.34	$10.00

Income from Investment Operations:
Net Investment Loss	(0.05)		(0.08)	(0.11)	—
Net Realized and Unrealized Gain (Loss) on Investments	0.93		(2.00)	(1.67)	(1.66)

Total from Investment Operations	0.88		(2.08)	(1.78)	(1.66)

Less Distributions:
Dividends from Realized Gains	—		—	—	—
Dividends from Net Investment Income	—		—	—	—

Total Distributions	—		—	—	—

Net Asset Value at End of Period	$5.36		$4.48	$6.56	$8.34

Total Return (A) (D)	19.64%		(31.71)%	(21.34)%	(16.60)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$835		$525	$402	$248

Ratio of Expenses to Average Net Assets:
Before Reimbursement of Expenses by Advisor	3.44	%(C)	3.70%	4.63%	10.95	%(C)
After Reimbursement of Expenses by Advisor	2.35	%(C)	2.35%	2.35%	2.35	%(C)

Ratio of Net Investment Loss to Average Net Assets:
Before Reimbursement of Expenses by Advisor	(3.20	)%(C)	(3.50)%	(4.24)%	(9.66	)%(C)
After Reimbursement of Expenses by Advisor	(2.11	)%(C)	(2.15)%	(1.96)%	(1.06	)%(C)

Portfolio Turnover	51.88%		134.34%	113.39%	19.00%

(A)	Total Return Calculation Does Not Reflect Redemption Fee.
(B)	For The Period October 9, 2000 (commencement of operations) to December 31, 2000.
(C)	Annualized
(D)	For Periods of Less Than A Full Year, The Total Return Is Not Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Aggressive Growth Fund [35]

SCHEDULE OF INVESTMENTS

As of June 30, 2003

COMMON STOCKS—97.82%

number of shares		market value
	ACCIDENT & HEALTH INSURANCE—3.40%
20,000	AFLAC, Inc.	$615,000

	AEROSPACE & DEFENSE—1.68%
7,000	L-3 Communications Holdings, Inc. *	304,430

	AIRCRAFT ENGINES & ENGINE PARTS—1.96%
5,000	United Technologies Corp.	354,150

	AUTOMOBILES—1.76%
8,000	Harley-Davidson, Inc.	318,880

	BIOLOGICAL PRODUCTS (NO DIAGNOSTIC SUBSTANCES)—6.51%
12,925	Amgen, Inc. *	852,275
9,000	MedImmune, Inc. *	327,330

		1,179,605

	COMMERCIAL SERVICES & SUPPLIES—1.36%
4,000	Apollo Group, Inc.*	247,040

	COMMUNICATIONS EQUIPMENT—3.17%
35,000	Nokia Oyj (a)	575,050

	COMPUTERS & PERIPHERALS—2.54%
44,000	EMC Corporation*	460,680

	ELECTRONIC CONNECTORS—2.09%
14,000	Molex, Inc.	377,860

	FIRE, MARINE & CASUALTY INSURANCE—4.77%
15,650	American International Group, Inc.	863,567

	FOOD & STAPLES RETAILING—3.26%
11,000	Wal-Mart Stores, Inc.	590,370

	FUNCTIONS RELATED TO DEPOSITORY BANKING—1.46%
18,000	Concord EFS, Inc. *	264,960

	GENERAL INDUSTRIAL MACHINERY & EQUIPMENT—2.18%
6,000	Illinois Tool Works, Inc.	395,100

	INSURANCE—2.54%
9,000	Marsh & McLennan Companies, Inc.	459,630

	HEALTH CARE EQUIPMENT & SUPPLIES—3.04%
9,000	Boston Scientific Corporation *	549,900

	MEDIA—1.47%
3,000	E.W. Scripps Company, (The)	266,160

	MULTILINE RETAIL—0.63%
3,000	Family Dollar Stores, Inc.	114,450

	NATIONAL COMMERCIAL BANKS—2.56%
22,250	MBNA Corp.	463,690

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Growth Fund [36]

SCHEDULE OF INVESTMENTS

As of June 30, 2003

COMMON STOCKS—97.82%—continued

number of shares		market value
	ORTHOPEDIC, PROSTHETIC & SURGICAL APPLIANCES & SUPPLIES—3.56%
11,500	Biomet, Inc.	329,590
7,000	Zimmer Holdings, Inc. *	315,350

		644,940
	OFFICE ELECTRONICS —2.49%
6,000	Zebra Technologies Corporation *	451,140

	PERFUMES, COSMETICS & OTHER TOILET PREPARATIONS—3.52%
11,000	Colgate Palmolive Co.	637,450

	PHARMACEUTICALS—3.33%
11,000	Forest Laboratories, Inc. *	602,250

	PHARMACEUTICAL PREPARATIONS—1.70%
4,000	Allergan, Inc.	308,400

	RETAIL-DEPARTMENT STORES—2.27%
8,000	Kohl’s Corp. *	411,040

	RETAIL-HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES—3.43%
16,000	Bed Bath & Beyond, Inc. *	620,960

	RETAIL-LUMBER & OTHER BUILDING MATERIALS DEALERS—3.08%
13,000	Lowes Companies, Inc.	558,350

	SEMICONDUCTORS & RELATED DEVICES—2.85%
16,000	Linear Technology Corp.	515,360

	SERVICES-COMPUTER PROCESSING AND DATA PREPARATION—1.54%
8,250	Automatic Data Processing, Inc.	279,345

	SERVICES-PREPACKAGED SOFTWARE—1.56%
29,675	Siebel Systems, Inc. *	283,100

	SOFTWARE—6.33%
7,000	Mercury Interactive Corporation *	270,270
15,000	SAP AG (a)	438,300
10,000	Symantec Corporation *	438,600

		1,147,170

	SURGICAL & MEDICAL INSTRUMENTS & APPARATUS—4.60%
12,000	Stryker Corp.	832,440

	TRUCKING & COURIER SERVICES (NO AIR)—1.76%
5,000	United Parcel Service, Inc., Class B	318,500

	WHOLESALE-DRUGS PROPRIETARIES & DRUGGISTS’ SUNDRIES—4.78%
13,475	Cardinal Health, Inc.	866,442

	WHOLESALE-GROCERIES & RELATED PRODUCTS—4.64%
28,000	Sysco Corp.	841,120

	Total Common Stocks (cost $17,478,179)	17,718,529

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Growth Fund [37]

SCHEDULE OF INVESTMENTS

As of June 30, 2003

SHORT-TERM INVESTMENTS—6.18%

number of shares		market value
369,916	Federated Cash Trust Series II Treasury Fund	$369,916
748,739	First American Treasury Obligation Fund, Class S	748,739

	Total Short-Term Investments (cost $1,118,655)	1,118,655

	TOTAL INVESTMENTS—104.00% (identified cost $18,596,834)	18,837,184
	LIABILITIES IN EXCESS OF OTHER ASSETS—(4.00)%	(724,175)

	NET ASSETS—100.00%	$18,113,009

*	Non-income producing securities
(a)	American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Growth Fund [38]

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2003

ASSETS

amount
Investments in Securities at Value (identified cost $18,596,834 ) [NOTE 1]	$18,837,184
Cash	4,069
Receivables:
Interest	333
Dividends	7,144
Investment Securities Sold	1,346,489
Fund Shares Sold	278,340
Prepaid Expenses	4,419
Fund Shares Commissions Receivable from Advisor	4,543

Total Assets	$20,482,521

LIABILITIES
amount
Accrued Advisory Fees	$11,096
Accrued 12b-1 Fees	4,724
Payable for Investment Securities Purchased	2,348,942
Payable for Fund Shares Redeemed	1,888
Accrued Expenses	2,862

Total Liabilities	$2,369,512

NET ASSETS
amount
Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 2,986,673 shares outstanding)	$16,335,292
Net Asset Value and Redemption Price Per Class A Share ($16,335,292/2,986,673 shares)	$5.47
Offering Price Per Share ($5.47/0.9475)	$5.77
Class B Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 331,041 shares outstanding)	$1,777,717
Net Asset Value and Offering Price Per Class B Share ($1,777,717/333,041 shares)	$5.37
Maximum Redemption Price Per Class B Share ($5.37 x 0.95 )	$5.10

Net Assets	$18,113,009

SOURCES OF NET ASSETS
amount
At June 30, 2003, Net Assets Consisted of:
Paid-in Capital	$21,980,161
Accumulated Undistributed Net Investment Loss	(78,842)
Accumulated Net Realized Loss on Investments	(4,028,660)
Net Unrealized Appreciation in Value of Investments	240,350

Net Assets	$18,113,009

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Growth Fund [39]

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2003

INVESTMENT INCOME

amount
Interest	$10,669
Dividends	37,822

Total Investment Income	48,491

EXPENSES
amount
Investment Advisory Fees [NOTE 3]	64,436
Fund Accounting, Transfer Agency, & Administration Fees	33,431
12b-1 Fees (Class A = $17,045, Class B = 5,720) [NOTE 3]	22,765
Service Fees (Class B) [NOTE 3]	1,907
Registration Fees	3,797
Custodian Fees	1,895
Pricing Expense	1,516
Printing Expense	1,592
Auditing Fees	1,971
Insurance Expense	758
Legal Expense	1,137
Miscellaneous Expense	700

Total Expenses	135,905

Expenses Waived and Reimbursed by Advisor [NOTE 3]	(8,572)

Total Net Expenses	127,333

Net Investment Loss	(78,842)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
amount
Net Realized Loss on Investments	(721,623)
Change in Unrealized Appreciation of Investments	1,727,157

Net Realized and Unrealized Gain (Loss) on Investments	1,005,534

Increase in Net Assets Resulting from Operations	$926,692

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Growth Fund [40]

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	six months ended 6/30/03 (unaudited)	year ended 12/31/02
Operations:
Net Investment Loss	$(78,842)	$(131,104)
Net Change in Unrealized Appreciation (Depreciation) of Investments	1,727,157	(2,799,300)
Net Realized Gain (Loss) on Investments	(721,623)	(1,277,088)

Increase (Decrease) in Net Assets (resulting from operations)	926,692	(4,207,492)

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	3,259,000	9,248,432
Class B	509,464	996,860
Cost of Shares Redeemed:
Class A	(799,601)	(1,215,853)
Class B	(137,060)	(239,508)

Increase in Net Assets (resulting from capital share transactions)	2,831,803	8,789,931

Total Increase in Net Assets	3,758,495	4,582,439

Net Assets:
Beginning of Period	14,354,514	9,772,075

End of Period	$18,113,009	$14,354,514

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	612,898	1,523,174
Class B	99,564	173,694
Shares Redeemed:
Class A	(163,556)	(202,436)
Class B	(27,210)	(42,116)

Net Increase in Number of Shares Outstanding	521,696	1,452,316

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Growth Fund [41]

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE/MID CAP GROWTH FUND—CLASS A SHARES

	six months ended 06/30/03 (unaudited)		year ended 12/31/02	year ended 12/31/01	period ended 12/31/00 (B)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$5.14		$7.28	$9.43	$10.00

Income from Investment Operations:
Net Investment Loss	(0.02)		(0.04)	(0.04)	—
Net Realized and Unrealized Gain (Loss) on Investments	0.35		(2.10)	(2.11)	(0.57)

Total from Investment Operations	0.33		(2.14)	(2.15)	(0.57)

Net Asset Value at End of Period	$5.47		$5.14	$7.28	$9.43

Total Return (A)(D)	6.42%		(29.40)%	(22.80)%	(5.69)%
Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$13,044		$13,044	$8,854	$1,547
Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	1.70	%(C)	1.80%	2.32%	5.55%
After Reimbursement and Waiver of Expenses by Advisor	1.60	%(C)	1.60%	1.60%	1.60%
Ratio of Net Investment Loss to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	(1.07	)%(C)	(1.21)%	(1.72)%	(3.98)%
After Reimbursement and Waiver of Expenses by Advisor	(0.97	)%(C)	(1.01)%	(1.00)%	(0.03)%
Portfolio Turnover	40.90%		52.28%	20.47%	4.46%

(A)	Total Return Calculation Does Not Reflect Sales Load.
(B)	For the period October 5, 2000 (commencement of operations) to December 31, 2000.
(C)	Annualized
(D)	For periods of less than a full year, the total return is not annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Growth Fund [42]

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE/MID CAP GROWTH FUND—CLASS B SHARES

	six months ended 06/30/03 (unaudited)		year ended 12/31/02	year ended 12/31/01	period ended 12/31/00 (B)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$5.07		$7.22	$9.41	$10.00

Income from Investment Operations:
Net Investment Loss	(0.04)		(0.07)	(0.08)	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	0.34		(2.08)	(2.11)	(0.58)

Total from Investment Operations	0.30		(2.15)	(2.19)	(0.59)

Net Asset Value at End of Period	$5.37		$5.07	$7.22	$9.41

Total Return (A)(D)	5.91%		(29.92)%	(23.27)%	(5.89)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$1,311		$1,311	$918	$444
Ratio of Expenses to Average Net Assets:
Before Reimbursement of Expenses by Advisor	2.59	%(C)	2.72%	3.66%	6.30	%(C)
After Reimbursement of Expenses by Advisor	2.35	%(C)	2.35%	2.35%	2.35	%(C)
Ratio of Net Investment Loss to Average Net Assets:
Before Reimbursement of Expenses by Advisor	(1.95	)%(C)	(2.12)%	(3.11)%	(4.73	)%(C)
After Reimbursement of Expenses by Advisor	(1.71	)%(C)	(1.75)%	(1.80)%	(0.78	)%(C)

Portfolio Turnover	40.90%		52.28%	20.47%	4.46%

(A)	Total Return Calculation Does Not Reflect Sales Load.
(B)	For the period October 9, 2000 (Commencement of operations) to December 31, 2000.
(C)	Annualized
(D)	For periods of less than a full year, the total return is not annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Growth Fund [43]

SCHEDULE OF INVESTMENTS

As of June 30, 2003 (Unaudited)

MUTUAL FUNDS—99.48%

number of shares		market value
778,886	Timothy Aggressive Growth Fund, Class A *	$4,260,508
1,347,587	Timothy Large/Mid-Cap Growth Fund, Class A *	7,371,302
525,495	Timothy Large/Mid-Cap Value Fund, Class A *	5,307,502
344,671	Timothy Small Cap Value Fund, Class A *	4,239,449

	TOTAL COMMON STOCK (Cost $23,518,235)	21,178,761

	TOTAL INVESTMENTS—99.48% (identified cost $23,518,235)	21,178,761

	OTHER ASSETS AND LIABILITIES—0.52%	111,516

	NET ASSETS—100.00%	$21,290,277

*	Non-income producing securities

The accompanying notes are an integral part of these financial statements.

Timothy Plan Strategic Growth Fund [44]

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2003

ASSETS

amount
Investments in Securities at Value (identified cost $23,518,235 ) [NOTE 1]	$21,178,761
Receivables:
Fund Shares Sold	136,767
Commission Receivable due from Advisor	26,284
Interest Receivable	38
Prepaid Assets	7,043

Total Assets	$21,348,893

LIABILITIES
amount
Payable for Fund Shares Redeemed	10,837
Accrued Advisory Fees	6,200
Accrued 12b-1 Fees	11,695
Accrued Expenses	29,884

Total Liabilities	$58,616

NET ASSETS
amount
Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 1,318,844 shares outstanding)	$9,216,810
Net Asset Value and Redemption Price Per Class A Share ($9,216,810/ 1,318,844 shares)	$6.99
Offering Price Per Share ($6.99/0.9475)	$7.38
Class B Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 1,759,427 shares outstanding)	$12,073,467
Net Asset Value and Offering Price Per Class B Share ($12,073,467 / 1,759,427 shares)	$6.86
Maximum Redemption Price Per Class B Share ($6.86 x 0.95)	$6.52

Net Assets	$21,290,277

SOURCES OF NET ASSETS
amount
At June 30, 2003, Net Assets Consisted of:
Paid-in Capital	$23,929,411
Accumulated Undistributed Net Investment Loss	(149,724)
Net Accumulated Realized Loss on Investments	(149,936)
Net Unrealized Depreciation in Value of Investments	(2,339,474)

Net Assets	$21,290,277

The accompanying notes are an integral part of these financial statements.

Timothy Plan Strategic Growth Fund [45]

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2003 (Unaudited)

INVESTMENT INCOME

amount
Interest	$231

Total Investment Income	231

EXPENSES
amount
Investment Advisory Fees [NOTE 3]	13,433
Fund Accounting, Transfer Agency, & Administration Fees	38,866
12b-1 Fees (Class A = $9,692, Class B = $38,090) [NOTE 3]	47,782
Custodian Fees	2,239
Auditing Fees	2,418
Service Fees (Class B) [NOTE 3]	35,034
Registrations Expense	5,347
Legal Expense	1,433
Insurance Expense	896
Printing Expense	1,254
Miscellaneous Expense	1,253

Total Expenses	149,955

Expenses Waived and Reimbursed by Advisor [NOTE 3]	—

Total Net Expenses	149,955

Net Investment Loss	(149,724)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
amount
Net Realized Loss on Investment Securities	(129,691)
Change in Unrealized Appreciation of Investments	2,154,972

Net Realized and Unrealized Gain (Loss) on Investments	2,025,281

Increase in Net Assets Resulting from Operations	$1,875,557

The accompanying notes are an integral part of these financial statements.

Timothy Plan Strategic Growth Fund [46]

STATEMENT OF CHANGES IN NET ASSETS

INCREASE IN NET ASSETS

	six months ended 6/30/03 (unaudited)	year ended 12/31/02
Operations:
Net Investment Loss	$(149,724)	$(254,455)
Net Change in Unrealized Appreciation (Depreciation) of Investments	2,154,972	(4,365,635)
Capital Gain Distributions from Other Investment Companies	—	1,559
Net Realized Loss on Investments	(129,691)	(21,847)

Increase (Decrease) in Net Assets (resulting from operations)	1,875,557	(4,640,378)

Distributions to Shareholders:
Net Capital Gains:
Class A	—	(233)
Class B	—	(298)

Total Distributions	—	(531)

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	1,650,066	5,482,338
Class B	2,374,100	6,156,072
Dividends Reinvested:
Class A	—	226
Class B	—	280
Cost of Shares Redeemed:
Class A	(683,709)	(772,079)
Class B	(749,701)	(1,118,254)

Increase in Net Assets (resulting from capital share transactions)	2,590,756	9,748,583

Total Increase in Net Assets	4,466,313	5,107,674

Net Assets:
Beginning of Period	16,823,964	11,716,290

End of Period	$21,290,277	$16,823,964

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	255,870	728,315
Class B	375,528	827,148
Cost of Shares Reinvested:
Class A	—	35
Class B	—	44
Shares Redeemed:
Class A	(110,040)	(106,990)
Class B	(120,157)	(159,680)

Net Increase in Number of Shares Outstanding	401,201	1,288,872

The accompanying notes are an integral part of these financial statements.

Timothy Plan Strategic Growth Fund [47]

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

STRATEGIC GROWTH FUND—CLASS A SHARES

	six months ended 06/30/03 (Unaudited)		year ended 12/31/02	year ended 12/31/01	period ended 12/31/00 (B)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$6.33		$8.47	$9.61	$10.00

Income from Investment Operations:
Net Investment Loss	(0.04)		(0.07)	(0.05)	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	0.70		(2.07)	(1.08)	(0.38)

Total from Investment Operations	0.66		(2.14)	(1.13)	(0.39)

Less Distributions:
Dividends from Realized Gains	—		— *	(0.01)	—
Dividends from Net Investment Income	—		—	—	—

Total Distributions	—		—	(0.01)	—

Net Asset Value at End of Period	$6.99		$6.33	$8.47	$9.61

Total Return (A) (B)	10.43%		(25.26)%	(11.72)%	(3.90)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$9,217		$7,430	$4,675	$456

Ratio of Expenses to Average Net Assets:
Before Reimbursement and waiver of Expenses by Advisor	1.25	%(C)	1.34%	1.68%	6.80	%(C)
After Reimbursement and waiver of Expenses by Advisor	1.25	%(C)	1.25%	1.25%	1.25	%(C)

Ratio of Net Investment Loss to Average Net Assets:
Before Reimbursement and waiver of Expenses by Advisor	(1.25	)%(C)	(1.34)%	(1.61)%	(6.22	)%(C)
After Reimbursement and waiver of Expenses by Advisor	(1.25	)%(C)	(1.25)%	(1.18)%	(0.67	)%(C)

Portfolio Turnover	0.63%		0.67%	0.15%	0.30%

(A)	Total Return Calculation Does Not Reflect Sales Load.
(B)	For Periods Of Less Than A Full Year, The Total Return is Not Annualized.
(C)	Annualized
(D)	For the Period October 5, 2000 (commencement of operations) to December 31, 2000.
*	Distribution was less than $0.01 per share

The accompanying notes are an integral part of these financial statements.

Timothy Plan Strategic Growth Fund [48]

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

STRATEGIC GROWTH FUND—CLASS B SHARES

	six months ended 06/30/03 (Unaudited)		year ended 12/31/02	year ended 12/31/01	period ended 12/31/00 (B)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$6.25		$8.42	$9.61	$10.00

Income from Investment Operations:
Net Investment Loss	(0.06)		(0.12)	(0.09)	(0.03)
Net Realized and Unrealized Gain (Loss) on Investments	0.67		(2.05)	(1.09)	(0.36)

Total from Investment Operations	0.61		(2.17)	(1.18)	(0.39)

Less Distributions:
Dividends from Realized Gains	—		— *	(0.01)	—
Dividends from Net Investment Income	—		—	—	—

Total Distributions	—		—	(0.01)	—

Net Asset Value at End of Period	$6.86		$6.25	$8.42	$9.61

Total Return (A) (B)	9.76%		(25.77)%	(12.24)%	(3.90)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$12,073		$9,394	$7,042	$904

Ratio of Expenses to Average Net Assets:
Before Reimbursement of Expenses by Advisor	2.00	%(C)	2.10%	2.27%	7.55	%(C)
After Reimbursement of Expenses by Advisor	2.00	%(C)	2.00%	2.00%	2.00	%(C)

Ratio of Net Investment Loss to Average Net Assets:
Before Reimbursement of Expenses by Advisor	(2.00	)%(C)	(2.10)%	(2.21)%	(6.97	)%(C)
After Reimbursement of Expenses by Advisor	(2.00	)%(C)	(2.00)%	(1.94)%	(1.42	)%(C)

Portfolio Turnover	0.63%		0.67%	0.15%	0.30%

(A)	Total Return Calculation Does Not Reflect Redemption Fee.
(B)	For Periods Of Less Than A Full Year, The Total Return is Not Annualized
(C)	Annualized
(D)	For the Period October 9, 2000 (commencement of operations) to December 31, 2000.
*	Distribution was less than $0.01 per share

The accompanying notes are an integral part of these financial statements.

Timothy Plan Strategic Growth Fund [49]

SCHEDULE OF INVESTMENTS

As of June 30, 2003

Common Stocks—98.51%

number of shares		market value
577,998	Timothy Fixed Income Fund, Class A	$6,161,455
749,010	Timothy Large/Mid-Cap Growth Fund, Class A *	4,097,082
614,493	Timothy Large/Mid-Cap Value Fund, Class A *	6,206,375
340,494	Timothy Small Cap Value Fund, Class A *	4,188,073

	Total Common Stocks (cost $21,191,198)	$20,652,985

Short Term Investments—0.26%

number of shares		market value
54,193	First American Treasury Obligation Fund, Class S (cost $54,193)	$54,193

	TOTAL INVESTMENTS—99.61% (identified cost $21,245,391)	20,707,178

	OTHER ASSETS AND LIABILITIES, NET—1.23%	257,116

	NET ASSETS—100.00%	$20,964,294

*	Non-income producing securities

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Fund [50]

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2003

ASSETS
amount
Investments in Securities at Value (identified cost $21,245,391) [NOTE 1]	$20,707,178
Cash	920
Receivables:
Dividends	—
Interest	38
Fund shares sold	258,844
Prepaid Expense and Other Receivables	10,141
Commission Receivable due from Advisor	21,146

Total Assets	$20,998,267

LIABILITIES
amount
Accrued 12b-1 fees	14,265
Payable for Fund Shares Redeemed	6,970
Accrued Expenses	12,738

Total Liabilities	$33,973

NET ASSETS
amount
Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 1,280,827 shares outstanding)	$11,324,107
Net Asset Value and Redemption price Per Class A Share ($11,324,107 / 1,280,827 shares)	$8.84
Offering Price Per Share ($8.84 / 0.9475)	$9.33
Class B Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 1,114,342 shares outstanding)	$9,640,187
Net Asset Value and Offering Price Per Class B Share ($9,640,187 / 1,114,342 shares)	$8.65
Maximum Redemption Price Per Share ($8.65 x 0.95)	$8.22

Net Assets	$20,964,294

SOURCES OF NET ASSETS
amount
At June 30, 2003, Net Assets Consisted of:
Paid-in Capital	$21,583,921
Accumulated Undistributed Net Investment Loss	(85,594)
Accumulated Net Realized Gain on Investments	4,180
Net Unrealized Depreciation in Value of Investments	(538,213)

Net Assets	$20,964,294

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Fund [51]

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2003

INVESTMENT INCOME
amount
Interest	$136
Dividends	52,477

Total Investment Income	52,613

EXPENSES
amount
Investment Advisory Fees [NOTE 3]	$13,436
Fund Accounting, Transfer Agency, & Administration Fees	37,173
12b-1 Fees (Class A =$12,154, Class B =$30,719) [NOTE 3]	42,873
Servicing Fees (Class B) [NOTE 3]	32,633
Custodian Fees	2,150
Auditing Fees	2,060
Insurance Expense	716
Legal Expense	1,254
Registration Expense	5,707
Printing Expense	1,523
Miscellaneous Expense	1,164

Total Expenses	140,689

Expenses Waived and Reimbursed by Advisor [NOTE 3]	(2,482)

Total Net Expenses	138,207

Net Investment Loss	(85,594)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
amount
Net Realized Gain on Investments	32,579
Capital Gain Distributions from other Investment Companies	—
Change in Unrealized Appreciation of Investments	1,449,276

Net Realized and Unrealized Loss on Investments	1,481,855

Increase in Net Assets Resulting from Operations	$1,396,261

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Fund [52]

STATEMENT OF CHANGES IN NET ASSETS

INCREASE IN NET ASSETS

	six months ended 6/30/03 (unaudited)	year ended 12/31/02
Operations:
Net Investment Loss	$(85,594)	$(9,606)
Net Change in Unrealized Appreciation (Depreciation) of Investments	1,449,276	(2,136,114)
Capital Gain Distributions From Other Investment Companies	—	7,227
Net Realized Gain on Investments	32,579	—

Increase (Decrease) in Net Assets (resulting from operations)	1,396,261	(2,138,493)

Distributions to shareholders:
Net Income
Class A	—	(116)
Class B	—	(97)
Capital Gains
Class A	—	—
Class B	—	—

Total Distributions	—	(213)

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	2,419,812	6,269,947
Class B	2,254,792	5,548,608
Cost of Shares Redeemed:
Class A	(1,438,481)	(1,299,346)
Class B	(1,086,602)	(1,089,694)
Cost of Shares Reinvested:
Class A	—	109
Class B	—	92

Increase in Net Assets (resulting from capital share transactions)	2,149,521	9,429,716

Total Increase in Net Assets	3,545,782	7,291,010

Net Assets:
Beginning of Period	17,418,512	10,127,502

End of Period	$20,964,294	$17,418,512

Shares of Capital Stock of the Fund Sold:
Shares Sold:
Class A	291,744	708,893
Class B	277,202	634,425
Cost of Shares Redeemed:
Class A	(178,341)	(155,281)
Class B	(136,647)	(125,870)
Cost of Shares Reinvested:
Class A	—	13
Class B	—	11

Net Increase in Number of Shares Outstanding	253,958	1,062,191

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Fund [53]

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

CONSERVATIVE GROWTH FUND—CLASS A SHARES

	six months ended 06/30/03 (unaudited)		year ended 12/31/02	year ended 12/31/01	period ended 12/31/00 (B)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$8.20		$9.43	$9.98	$10.00

Income from Investment Operations:
Net Investment Income (Loss)	(0.03)		0.02	(0.01)	0.02
Net Realized and Unrealized Gain (Loss) on Investments	0.67		(1.25)	(0.53)	(0.04)

Total from Investment Operations	0.64		(1.23)	(0.54)	(0.02)

Less Distributions:
Dividends from Realized Gains	—		—	(0.01)	—
Dividends from Net Investment Income	—		— *	(0.00)*	—

Total Distributions	—		—	(0.01)	—

Net Asset Value at End of Period	$8.84		$8.20	$9.43	$9.98

Total Return (A) (B)	7.80%		(13.03)%	(5.41)%	(0.20)%
Ratios/Supplimental Data:
Net Assets, End of Period (in 000s)	$11,324		$9,573	$5,787	$297
Ratio of Expenses to Average Net Assets:
Before Reimbursement of Expenses by Advisor	1.23	%(C)	1.38%	1.74%	9.91	%(C)
After Reimbursement of Expenses by Advisor	1.20	%(C)	1.20%	1.20%	1.20	%(C)
Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement of Expenses by Advisor	(0.63	)%(C)	0.06%	(0.17)%	(7.41	)%(C)
After Reimbursement of Expenses by Advisor	(0.60	)%(C)	0.24%	0.37%	1.30	%(C)
Portfolio Turnover	2.94%		0.00%	4.03%	0.56%

(A)	Total Return Calculation Does Not Reflect Sales Load.
(B)	For Periods Of Less Than A Full Year, The Total Return Is Not Annualized.
(C)	Annualized
(D)	For the period October 5, 2000 (Commencement of Operations) to December 31, 2000.
*	Distribution was less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Fund [54]

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

CONSERVATIVE GROWTH FUND—CLASS B SHARES

	six months ended 06/30/03 (unaudited)		year ended 12/31/02	year ended 12/31/01	period ended 12/31/00 (B)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$8.06		$9.33	$9.96	$10.00

Income from Investment Operations:
Net Investment Loss	(0.05)		(0.03)	(0.02)	—
Net Realized and Unrealized Gain (Loss) on Investments	0.64		(1.24)	(0.60)	(0.04)

Total from Investment Operations	0.59		(1.27)	(0.62)	(0.04)

Less Distributions:
Dividends from Realized Gains	—		—	(0.01)	—
Dividends from Net Investment Income	—		— *	0.00 *	—

Total Distributions	—		—	(0.01)	—

Net Asset Value at End of Period	$8.65		$8.06	$9.33	$9.96

Total Return (A) (B)	7.32%		(13.64)%	(6.23)%	(0.40)%
Ratios/Supplimental Data:
Net Assets, End of Period (in 000s)	$9,640		$7,846	$4,340	$481
Ratio of Expenses to Average Net Assets:
Before Reimbursement of Expenses by Advisor	1.98	%(C)	2.13%	2.70%	10.66	%(C)
After Reimbursement of Expenses by Advisor	1.95	%(C)	1.95%	1.95%	1.95	%(C)
Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement of Expenses by Advisor	1.39	%(C)	(0.67)%	(1.19)%	(8.16	)%(C)
After Reimbursement of Expenses by Advisor	1.36	%(C)	(0.49)%	(0.44)%	0.55	%(C)
Portfolio Turnover	2.94%		0.00%	4.03%	0.56%

(A)	Total Return Calculation Does Not Reflect Sales Load.
(B)	For Periods Of Less Than A Full Year, The Total Return Is Not Annualized.
(C)	Annualized
(D)	For the period October 9, 2000 (Commencement of Operations) to December 31, 2000.
*	Distribution was less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Fund [55]

SCHEDULE OF INVESTMENTS

As of June 30, 2003

SHORT TERM INVESTMENTS—92.36%

par value		market value
	Commercial Paper—12.04%
150,000	PACCAR Financial Corporation, 1.12%, 08/12/2003	$149,804
150,000	Bavarian University Funding Corporation, 1.20%, 08/25/2003	149,725
150,000	Sydney Capital Corporation, 1.28%, 09/02/2003	149,706

	Total Commercial Paper	449,235

	Government Agencies—80.32%
500,000	Federal Home Loan Bank, 0.82%, 07/16/2003	$499,817
300,000	Federal Home Loan Bank, 1.07%, 07/25/2003	299,780
300,000	Federal Home Loan Bank, 0.96%, 08/01/2003	299,744
500,000	Federal Home Loan Bank, 1.12%, 08/06/2003	499,441
900,000	Federal Home Loan Bank, 1.02%, 08/15/2003	898,853
500,000	Federal Home Loan Bank, 1.10%, 08/22/2003	499,206

	Total Government Agencies	2,996,841

	Total Short Term Investments (cost $3,446,076)	3,446,076

	Money Market Instruments—4.76%
177,471	First American Treasury Obligation Fund, 0.33%, (a) (Cost $177,471)	177,471

	TOTAL INVESTMENTS—97.12% (identified cost $3,623,547)	3,623,547

	OTHER ASSETS AND LIABILITIES, NET—2.88%	107,600

	NET ASSETS—100.00%	$3,731,147

(a)	Variable rate security; the rate shown represents the rate at June 30, 2003.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Money Market Fund [56]

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2003

ASSETS
amount
Investments in Securities at Value (identified cost $3,623,547) [NOTE 1]	$3,623,547
Receivables:
Interest	155
Fund Shares Sold	115,006
From Investment Advisor	5,925

Total Assets	$3,744,633

LIABILITIES
amount
Payable for Fund Shares Redeemed	$8,026
Accrued Expenses	5,460

Total Liabilities	$13,486

NET ASSETS
amount
Shares of Capital Stock Outstanding (par value $0.001, unlimited shares authorized)	$3,730,845
Net Asset Value, Offering and Redemption Price Per Share ($3,731,147 / 3,730,845 shares)	$1.00

Net Assets	$3,731,147

SOURCES OF NET ASSETS
amount
At June 30, 2003, Net Assets Consisted of:
Paid-in Capital	$3,730,920
Accumulated Undistributed Net Investment Income	224
Accumulated Net Realized Gain on Investments	3

Net Assets	$3,731,147

The accompanying notes are an integral part of these financial statements.

Timothy Plan Money Market Fund [57]

STATEMENT OF OPERATIONS

For the Year Ended June 30, 2003

INVESTMENT INCOME
amount
Interest	$21,580

Total Investment Income	21,580

EXPENSES
amount
Investment Advisory Fees [NOTE 3]	11,304
Fund Accounting, Transfer Agency, & Administration Fees	16,862
Auditing Fees	565
Insurance Fees	226
Legal Fees	320
Registration Fees	2,449
Custodian Fees	1,432
Pricing Fees	904
Printing Fees	320
Miscellaneous Expense	57

Total Expenses	34,439

Expenses Waived and Reimbursed by Advisor [NOTE 3]	(21,294)

Total Net Expenses	13,145

Net Investment Income	8,435

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
amount
Net Realized Gains on Investments	3

Increase in Net Assets Resulting from Operations	$8,438

The accompanying notes are an integral part of these financial statements.

Timothy Plan Money Market Fund [58]

STATEMENT OF CHANGES IN NET ASSETS

INCREASE IN NET ASSETS

	six months ended 6/30/03 (unaudited)	year ended year ended 12/31/02
Operations:
Net Investment Income	$8,435	$25,914
Net Realized Gains on Investments	3	—

Increase in Net Assets (resulting from operations)	8,438	25,914

Distributions to Shareholders:
Net Income	(8,435)	(25,691)

Capital Share Transactions:
Proceeds from Shares Sold	1,588,054	3,588,622
Dividends Reinvested	7,324	25,035
Cost of Shares Redeemed	(1,408,262)	(2,844,283)

Increase in Net Assets (resulting from capital share transactions)	187,116	769,374

Total Increase in Net Assets	187,119	769,597

Net Assets:
Beginning of Year	3,544,028	2,774,431

End of Year (including accumulated net investment income of $224)	$3,731,147	$3,544,028

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold	1,588,054	3,588,547
Shares Reinvested	7,323	25,035
Shares Redeemed	(1,408,262)	(2,844,283)

Net Increase in Number of Shares Outstanding	187,115	769,299

The accompanying notes are an integral part of these financial statements.

Timothy Plan Money Market Fund [59]

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

MONEY MARKET FUND—CLASS A SHARES

	six months ended 06/30/03 (unaudited)		year ended 12/31/02	year ended 12/31/01	year ended 12/31/00	period ended 12/31/99 (B)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	0.01		0.01	0.03	0.05	0.02

Total from Investment Operations	0.01		0.01	0.03	0.05	0.02

Less Distributions:
Dividends from Realized Gains	—		—	—	—	—
Dividends from Net Investment Income	(0.01)		(0.01)	(0.03)	(0.05)	(0.02)

Total Distributions	(0.01)		(0.01)	(0.03)	(0.05)	(0.02)

Net Asset Value at End of Period	$1.00		$1.00	$1.00	$1.00	$1.00

Total Return (A)	0.25%		0.80%	3.34%	5.34%	1.78%

Ratios/Supplimental Data:
Net Assets, End of Period (in 000s)	$3,731		$3,544	$2,774	$1,403	$760

Ratio of Expenses to Average Net Assets:
Before Reimbursement of Expenses by Advisor	1.83	%(C)	1.85%	2.33%	4.53%	5.75	%(C)
After Reimbursement of Expenses by Advisor	0.70	%(C)	0.85%	0.73%	0.85%	0.85	%(C)
Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement of Expenses by Advisor	(0.68	)%(C)	(0.22)%	1.45%	1.58%	(0.73	)%(C)
After Reimbursement of Expenses by Advisor	0.45	%(C)	0.78%	3.05%	5.25%	4.17	%(C)

(A)	Not Annualized.
(B)	For the Period July 9, 1999 (Commencement of Operations) to December 31, 1999.
(C)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Money Market Fund [60]

NOTES TO FINANCIAL STATEMENTS

June 30, 2003

TIMOTHY PLAN FAMILY OF FUNDS

Note 1—Significant Accounting Policies

The Timothy Plan (the “Trust”) is organized as a series of a Delaware business trust pursuant to a trust agreement dated December 16, 1993. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Trust currently consists of eleven series. These financials include the following eight series: The Timothy Plan Aggressive Growth Fund, The Timothy Plan Conservative Growth Fund, The Timothy Plan Fixed Income Fund, The Timothy Plan Small-Cap Value Fund, The Timothy Plan Large/Mid-Cap Growth Fund, The Timothy Plan Large/Mid-Cap Value Fund, The Timothy Plan Money Market Fund, and The Timothy Plan Strategic Growth Fund, (“the Funds”).

The Timothy Plan Aggressive Growth Fund’s investment objective is long-term growth of capital. The Fund seeks to achieve its investment objective by normally investing at least 65% of the Fund’s total assets in US common stocks without regard to market capitalizations and investing in the securities of a limited number of companies which the Fund’s Adviser believes show a high probability for superior growth.

The Timothy Plan Conservative Growth Fund seeks to generate moderate levels of long-term capital growth with a secondary objective of current income. The Fund seeks to achieve its investment objective by normally investing at least 75% of its net assets in the following Funds: approximately 15%-20% of its net assets in the Timothy Plan Small-Cap Value Fund; approximately 25%-30% of its net assets in the Timothy Plan Large/Mid-Cap Value Fund; approximately 15%-20% of its net assets in the Timothy Plan Large/Mid-Cap Growth Fund; and approximately 25%-30% in the Timothy Plan Fixed Income Fund.

The Timothy Plan Fixed Income Fund seeks to generate a high level of current income consistent with prudent investment risk. To achieve its goal, the Fund normally invests in a diversified portfolio of debt securities. These include corporate bonds, U.S. Government and agency securities and preferred securities. The Fund will only purchase high quality securities.

The Timothy Plan Small-Cap Value Fund’s primary objective is long-term capital growth, with a secondary objective of current income. The Fund seeks to achieve its investment objective by investing primarily in common stocks and ADRs while abiding by ethical standards established for investments by the Fund.

The Timothy Plan Large/Mid-Cap Growth Fund’s investment objective is long-term growth of capital. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective. The Fund seeks to achieve its investment objective by normally investing at least 65% of the Fund’s total assets in US common stocks with market capitalizations in excess of $1 billion.

The Timothy Plan Large/Mid-Cap Value Fund’s investment objective is long-term capital growth, with a secondary objective of current income. The Fund seeks to achieve its objectives by primarily investing in common stocks and ADRs. The Fund will invest in the common stock of companies whose total market capitalization generally exceeds $1 billion.

The Timothy Plan Money Market Fund seeks to generate a high level of current income consistent with the preservation of capital. To achieve its goal, the Fund normally invests in short-term debt instruments, such as obligations of the U.S. Government and its agencies, certificates of deposit, bankers acceptances, commercial paper and short-term corporate notes.

Timothy Plan Notes to Financial Statements [61]

NOTES TO FINANCIAL STATEMENTS

June 30, 2003

TIMOTHY PLAN FAMILY OF FUNDS

Note 1—Significant Accounting Policies (cont.)

The Timothy Plan Strategic Growth Fund seeks to generate medium to high levels of long-term capital growth. The Fund seeks to achieve its investment objective by normally investing at least 75% of its net assets in the following Funds: approximately 15%-20% of its net assets in the Timothy Plan Small-Cap Value Fund; approximately 20%-25% of its net assets in the Timothy Plan Large/Mid-Cap Value Fund; approximately 30%-35% of its net assets in the Timothy Plan Large/Mid-Cap Growth Fund; and approximately 15%-20% in the Timothy Plan Aggressive Growth Fund.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. Security Valuation

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period. Unlisted securities or listed securities, in which there were no sales, are valued at the mean of the closing bid and ask prices. Short-term obligations with remaining maturities of 60 days or less are valued at cost plus accrued interest, which approximates market value.

B. Investment Income and Securities Transactions

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and expenses are accrued daily. The Timothy Plan Large/Mid-Cap Value Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.

C. Net Asset Value Per Share

Net asset value per share of the capital stock of the Funds is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets by the number of Fund shares outstanding. Net Asset Value is calculated separately for each class of the following Funds, The Timothy Plan Aggressive Growth Fund, The Timothy Plan Conservative Growth Fund, The Timothy Plan Fixed Income Fund, The Timothy Plan Small-Cap Value Fund, The Timothy Plan Large/Mid-Cap Growth Fund, The Timothy Plan Large/Mid-Cap Value Fund, The Timothy Plan Strategic Growth Fund. The asset value of the classes may differ because of different fees and expenses charged to each class.

D. Classes

Class specific expenses are borne by that class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

E. Use of Estimates

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Timothy Plan Notes to Financial Statements [62]

NOTES TO FINANCIAL STATEMENTS

June 30, 2003

TIMOTHY PLAN FAMILY OF FUNDS

Note 2—Purchases and Sales of Securities

The following is a summary of the cost of purchases and proceeds from the sale of securities, other than short-term investments, for the six months ended June 30, 2003:

funds	purchases	sales
Agggressive Growth Fund	$3,736,458	$2,900,370
Conservative Growth Fund	$2,361,590	$531,590
Fixed Income Fund	$7,808,278	$3,719,261
Large/Mid-Cap Growth Fund	$8,978,690	$5,687,772
Large/Mid-Cap Value Fund	$6,668,546	$5,931,881
Small-Cap Value Fund	$13,548,284	$8,070,815
Strategic Growth Fund	$2,494,993	$114,993

Note 3—Investment Management Fee and Other Transactions with Affiliates

Timothy Partners, LTD., (“TPL”) is the investment advisor for the Funds pursuant to an investment advisory agreement (the “Agreement”) effective May 1, 1998. Under the terms of the Agreement, TPL receives a fee, accrued daily and paid monthly, at an annual rate of 0.85% of the average daily net assets of The Timothy Plan Aggressive Growth, The Timothy Plan Small-Cap Value, The Timothy Plan Large/Mid-Cap Growth and The Timothy Plan Large/Mid-Cap Value Funds; 0.60% of the average daily net assets of The Timothy Plan Fixed Income and Timothy Plan Money Market Funds; and 0.15% of the average daily net assets of The Timothy Plan Conservative Growth and The Timothy Plan Strategic Growth Funds. TPL has voluntarily agreed to reduce fees payable to it by the Funds and reimburse other expenses to the extent necessary to limit the Funds’ aggregate annual operating expenses, excluding brokerage commissions and other portfolio transaction expenses, interest, taxes, capital expenditures and extraordinary expenses to 0.85% for the Timothy Plan Money Market Fund and to the specified percentages listed below for each class of shares:

funds	Class A	Class B
Agggressive Growth Fund	1.60%	2.35%
Conservative Growth Fund	1.20%	1.95%
Fixed Income Fund	1.35%	2.10%
Large/Mid-Cap Growth Fund	1.60%	2.35%
Large/Mid-Cap Value Fund	N/A	N/A
Small-Cap Value Fund	N/A	N/A
Strategic Growth Fund	1.25%	2.00%

Timothy Plan Notes to Financial Statements [63]

NOTES TO FINANCIAL STATEMENTS

June 30, 2003

TIMOTHY PLAN FAMILY OF FUNDS

Note 3—Investment Management Fee and Other Transactions with Affiliates (cont.)

For the six months ended June 30, 2003, TPL waived and reimbursed the Funds as follows:

funds	waivers and reimbursements
Agggressive Growth Fund	$25,449
Conservative Growth Fund	$2,482
Fixed Income Fund	$15,015
Large/Mid-Cap Growth Fund	$8,572
Large/Mid-Cap Value Fund	$—
Money Market Fund	$21,294
Small-Cap Value Fund	$—
Strategic Growth Fund	$—

For the Timothy Plan Aggressive Growth Fund, The Timothy Plan Fixed Income Fund, The Timothy Plan Large/Mid-Cap Growth Fund, and the Timothy Plan Money Market Fund have agreed to repay these expenses in the first, second and third years following the fiscal year ending December 31, 2004 to the extent the total expenses of the funds for any such year do not exceed 1.60% for Class A of the Aggressive and Large/Mid-Cap Growth Funds, 1.35% for Class A of the Fixed Income Fund, 2.35% for Class B of the Aggressive and Large/Mid-Cap Growth Funds, 2.10% for Class B of the Fixed Income Fund, and 0.85% for the Money Market Fund or any lower expense limitations to which each Fund’s adviser may agree.

The Timothy Plan Aggressive Growth, Timothy Plan Conservative Growth, Timothy Plan Fixed Income, Timothy Plan Large/Mid-Cap Growth, Timothy Plan Large/Mid-Cap Value, Timothy Plan Small-Cap Value, and Timothy Plan Strategic Growth Funds have adopted shareholder services plans (the “Plans”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plans provide that the Fund will pay TPL or others for expenses that relate to the promotion or distribution of shares. Under the Class A Plan, the Funds will pay TPL a fee at an annual rate of 0.25%, payable monthly, of the average daily net assets attributable to such class of shares. Under the Class B Plans, the Fund will pay TPL a fee at an annual rate of 1.00%, payable monthly, of which, 0.25% may be a service fee and 0.75% may be payable to outside broker/dealers, of the average daily net assets attributable to such class of shares. For the six months ended June 30, 2003, the Funds paid TPL under the terms of the Plan as follows:

funds	distribution costs	service fees
Aggressive Growth Fund	$8,945	$794
Conservative Growth Fund	$42,873	$32,633
Fixed Income Fund	$28,301	$4,640
Large/Mid-Cap Growth Fund	$22,765	$1,907
Large/Mid-Cap Value Fund	$36,691	$4,707
Small-Cap Value Fund	$80,176	$17,318
Strategic Growth Fund	$47,782	$35,034

Timothy Plan Notes to Financial Statements [64]

NOTES TO FINANCIAL STATEMENTS

June 30, 2003

TIMOTHY PLAN FAMILY OF FUNDS

Note 4—Unrealized Appreciation (Depreciation)

At June 30, 2003, the cost for federal income tax purposes is and the composition of gross unrealized appreciation (depreciation) of investment securities is as follows:

funds	cost	app	dep	net app. / dep.
Aggressive Growth Fund	$6,282,174	$1,213,856	$(120,240)	$1,093,616
Conservative Growth Fund	$21,264,869	$848,644	$(1,406,335)	$(557,691)
Fixed Income Fund	$17,540,751	$1,085,991	$(97,043)	$988,948
Large/Mid-Cap Growth Fund	$18,596,834	$1,322,603	$(1,082,253)	$240,350
Large/Mid-Cap Value Fund	$22,917,546	$3,310,875	$(1,246,165)	$2,064,710
Money Market Fund	$3,623,547	N/A	N/A	N/A
Small-Cap Value Fund	$37,151,735	$5,319,248	$(2,079,570)	$3,239,678
Strategic Growth Fund	$23,540,811	$544,936	$(2,906,986)	$(2,362,050)

Note 5—Distributions to Shareholders

The tax character of distributions paid during 2003 and 2002 were as follows:

	Aggressive Growth Fund	Conservative Growth Fund	Fixed Income Fund	Large/Mid-Cap Growth Fund
2003
Ordinary Income	$—	$—	$291,785	$—
Long-term Capital Gains	—	—	—	—

	$—	$—	$291,785	$—

2002
Ordinary Income	$—	$213	$461,329	$—
Long-term Capital Gains	—	—	14,208	—

	$—	$213	$475,537	$—

As of December 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$—	$—	$—	$—
Undistributed Long-term Captial Gains	(1,620,075)	(10,690)	—	(3,241,153)
Unrealized Appreciation (Depreciation)	(369,704)	(2,006,967)	558,176	(1,552,691)

	$(1,989,779)	$(2,017,657)	$558,176	$(4,793,844)

Timothy Plan Notes to Financial Statements [65]

NOTES TO FINANCIAL STATEMENTS

June 30, 2003

TIMOTHY PLAN FAMILY OF FUNDS

Note 5—Distributions to Shareholders (cont.)

The tax character of distributions paid during 2003 and 2002 were as follows:

	Large/Mid-Cap Value Fund	Money Market Fund	Small-Cap Value Fund	Strategic Growth Fund
2003
Ordinary Income	$—	$—	$—	$—
Long-term Capital Gains	—	—	—	—

	$—	$—	$—	$—

2002
Ordinary Income	$—	$25,691	$—	$—
Long-term Capital Gains	—	—	17,899	531

	$—	$25,691	$17,899	$531

As of December 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$—	$224	$—	$—
Undistributed Long-term Captial Gains	(224,362)	—	230	1,602
Unrealized Appreciation (Depreciation)	(2,520,461)	—	(1,913,092)	(4,516,293)

	$(2,744,823)	$224	$(1,912,862)	$(4,514,691)

Note 6—Capital Loss Carryforwards

	Loss Carryforward	Year Expiring
Aggressive Growth Fund	$544,723	2009
	1,075,352	2010
Conservative Growth Fund	$10,690	2010
Large/Mid-Cap Growth Fund	$278,925	2009
	2,962,228	2010
Large/Mid-Cap Value Fund	$141,935	2009
	82,427	2010

To the extent these loss carryforwards are used to offset future capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders. The Aggressive Growth, Large/Mid-Cap Growth and Large/Mid-Cap Value Funds have elected to defer post-October losses of $228,626, $65,884, and $50,569, which will be available to offset gains in 2003.

Timothy Plan Notes to Financial Statements [66]

BOARD OF TRUSTEES

Arthur D. Ally

Joseph E. Boatwright

William Dodson

W. Thomas Fyler, Jr.

Mark A. Minnella

Charles E. Nelson

Wesley W. Pennington

Jock M. Sneddon

Mat D. Staver

OFFICERS

Arthur D. Ally, President

Joseph E. Boatwright, Secretary

Wesley W. Pennington, Treasurer

INVESTMENT ADVISOR

Timothy Partners, LTD.

1304 West Fairbanks Avenue

Winter Park, FL 32789

DISTRIBUTOR

Timothy Partners, LTD.

1304 West Fairbanks Avenue

Winter Park, FL 32789

TRANSFER AGENT

Citco-Quaker Fund Services, Inc.

1288 Valley Forge Road, Suite 88

Valley Forge, PA 19482

AUDITORS

Tait, Weller & Baker

Eight Penn Center Plaza, Suite 800

Philadelphia, PA 19103

LEGAL COUNSEL

Thompson Coburn

One US Bank Plaza

St. Louis, MO 63101

For additional information or a prospectus, please call: 1-800-846-7526

Visit the Timothy Plan web site on the internet at: www.timothyplan.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund’s objectives, policies, expenses and other information. Distributed by Timothy Partners, Ltd.

[LOGO OF THE TIMOTHY PLAN]

The Timothy Plan

1304 West Fairbanks Avenue

Winter Park, FL 32789

www.timothyplan.com

E-mail info@timothyplan.com

Tel (800) 846-7526

ITEM 2.    CODE OF ETHICS.

Not applicable at this time.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    [RESERVED]

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    [RESERVED]

ITEM 9.    CONTROLS AND PROCEDURES.

Not applicable.

ITEM 10.    EXHIBITS

(a)	Not applicable at this time.

(b)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-906CERT.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)             Timothy Plan

By (Signature and Title)*         PRESIDENT AND TREASURER

Date             08/25/2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         Arthur Ally         PRESIDENT

Date             08/25/2003

By (Signature and Title)*         Wesley Pennington         TREASURER

Date             08/25/2003

* Print the name and title of each signing officer under his or her signature.